UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21333
                                                     ---------------------

                 Nuveen Preferred and Convertible Income Fund 2
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: January 31
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Closed-End
Exchange-Traded
Funds

                                              SEMIANNUAL REPORT January 31, 2004

NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND
JPC

NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND 2
JQC

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

HIGH CURRENT INCOME
FROM A PORTFOLIO OF
PREFERRED AND
CONVERTIBLE SECURITIES

Logo: NUVEEN Investments

FASTER INFORMATION
 RECEIVE YOUR
       NUVEEN FUND REPORT
           ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes
(see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3 Click Submit. Confirm the information you just entered is correct, then click Submit again.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Sidebar text: We remain convinced that maintaining a well-balanced portfolio is an important way to help you reduce overall investment risk.



Dear SHAREHOLDER

I am pleased to report that over the period covered by this report both JPC and JQC essentially completed their initial investment processes, paid attractive monthly dividends and generated appealing cumulative returns. While it is too early to draw many conclusions about the overall performance of either Fund, we believe both provided investors with a quality-oriented portfolio and the opportunity for additional asset class diversification within their overall investment portfolios.

We remain convinced that maintaining a well-balanced portfolio, structured and monitored with the help of an investment professional, is an important way to help you reduce overall investment risk and position yourself to achieve your long-term financial goals. In this context, the blended asset classes in your Fund may be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

For more information on the specific performance of the Funds, I urge you to read the portfolio managers' perspective and performance overview pages in this report. I also ask you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy - see the inside front cover of this report for details.

Thank you for the confidence you have shown in Nuveen Investments. For more than 100 years, Nuveen Investments has specialized in offering quality investments to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the services and products that can help you meet your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

                                                Timothy R. Schwertfeger
                                                Chairman of the Board

                                                March 15, 2004

NUVEEN PREFERRED AND CONVERTIBLE INCOME FUNDS (JPC, JQC)


Managers' PERSPECTIVE

The Funds are managed by Nuveen Institutional Advisory Corp. (NIAC), and subadvised by a team of specialists from Spectrum Asset Management, Inc., Froley, Revy Investment Co., Inc., and NIAC. Spectrum, an affiliate of Principal CapitalSM, manages the preferred securities portions of the Funds' portfolios. Froley, Revy, one of the oldest firms specializing in convertible securities, manages that portion of both Fund's portfolios, while NIAC manages the high yield securities and other debt instruments in both Funds. Here representatives from Spectrum, Froley, Revy and NIAC talk about general economic conditions, fund performance and their management strategies for the reporting period ended January 31, 2004.

WHAT WAS THE GENERAL MARKET ENVIRONMENT FOR PREFERRED AND CONVERTIBLE SECURITIES AND HIGH YIELD DEBT FOR THE PERIOD ENDED JANUARY 31, 2004?

Looking at preferred securities first, market conditions for most of this period were favorable. As a result, preferred securities were among the best performers within the fixed-income sector for the 12 months ended January 31, 2004. Both individual and institutional investors were aggressive buyers of preferred securities during this period because, in our opinion, of the attractive yields that preferred securities offered relative to alternative investments. The credit quality environment, especially among the financial industry- oriented issuers, was positive, reflecting improvement in the general economy and in the equity markets. New issuance of preferred securities was robust over the period, with a total of $42.1 billion coming to market during 2003. As of December 31, 2003, the size of the hybrid preferred securities market, in which the Funds primarily invest, was approximately $219 billion.

Generally, conditions also were favorable in the convertible securities market during the reporting period. For the six month period ending January 31, 2004, the convertible securities market, as measured by Merrill Lynch's All U. S. Convertible Index, provided a total return of 14.56%. This return represented about 75% of the NASDAQ 100 Index's return over the same period, and 95% of the S&P 500 Index's six month return. While convertibles performed well, they did not capture as much of the equity index gains as some might have expected because much of the convertible market during this period was trading primarily as yield alternatives with very low sensitivity to equity market movements.

In addition, the high yield securities market performed well during the reporting period. All 23 sectors of the CSFB High Yield Index provided positive returns for the fourth quarter and full year of 2003. Lower-rated bonds and loans significantly outperformed the middle and upper tier, due in our opinion to investors' increased risk appetites and the improved high yield environment. Default rates in the leveraged loan market continued to improve throughout 2003, falling to 2.92% from 7.32%. Importantly, distressed high yield debt declined 90% in 2003, to $5.8 billion from $59.0 billion. In addition, the ratio of upgraded to downgraded issues increased in 2003 for the first time in five years.

IN THIS ENVIRONMENT, HOW DID THE FUNDS PERFORM?

The portfolios of both Funds contain allocations of preferred, convertible and high yield securities. Cumulative total returns for the periods from the Funds' inceptions through January 31, 2004, are shown in the nearby chart, along with the performance over similar periods of some widely-followed unmanaged, unleveraged indexes of the major asset classes in which the Funds invest.

CUMULATIVE TOTAL RETURN ON NET ASSET VALUE
-----------------------------------------------------------
JPC (inception 3/26/03 - 1/31/04)                    16.64%
Merrill Lynch Preferred Stock Hybrid
  Securities Index1 (3/31/03-1/31/04)                 8.47%
Merrill Lynch All U.S. Convertible
  Index2 (3/31/03 - 1/31/04)                         27.10%
CSFB High Yield Index3
  (3/31/03 - 1/31/04)                                21.99%

JQC (inception 6/25/03 - 1/31/04)                    10.35%
Merrill Lynch Preferred Stock Hybrid
  Securities Index1 (6/30/03-1/31/04)                 3.71%
Merrill Lynch All U.S. Convertible
  Index2 (6/30/03 - 1/31/04)                         14.88%
CSFB High Yield Index3
  (6/30/03 - 1/31/04)                                11.16%
-----------------------------------------------------------

During much of the performance periods shown here, both Funds were engaged in the initial investment of the proceeds raised from their common and preferred share offerings. While we are generally pleased with the performance of the Funds since their


1 The Merrill Lynch Preferred Stock Hybrid Securities Index is an unmanaged index of investment-grade, exchange-traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity.

2 The Merrill Lynch All U.S. Convertibles Index consists of approximately 575 convertible securities with par value greater than $50 million that were issued by U.S. companies or non-U.S. based issuers that have a significant business presence in the U.S.

3 The CSFB High Yield Index includes approximately $375 billion of $US-denominated high yield debt with a minimum of $75 million in par value and at least one rating below investment-grade.

inceptions, we think that a few months of initial data provide little basis for a proper evaluation of Fund performance. The cumulative Fund returns shown here lie between the returns posted by indexes representing the asset classes in which the Funds primarily invest. We believe this was to be expected, given the blended nature of both Funds' portfolios.

Both Funds provided attractive monthly income during the reporting period. Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII balance which will likewise be reflected in the Fund's net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of January 31, 2004, both Funds had negative UNII.

As of January 31, 2004, both JPC and JQC were trading at discounts to their respective net asset values. For additional performance information, please see the individual Performance Overview pages for your Fund in this report.

WHAT STRATEGIES DID YOU EMPLOY IN MANAGING THE FUNDS?

For the preferred securities portion of each Fund's portfolio, we tried to generate income and enhance total return by looking to exploit inefficiencies between preferred valuations and senior debt levels, as well as between $25 par listed preferred shares and $1000 par unlisted preferred capital securities of the same issuer. In addition, we sought to lessen the potential effects of higher interest rates by focusing on higher coupon, "cushioned" issues trading at a premium to par in the secondary market. When they were available, we believed these cushioned securities represented better value than many of the new issues reflecting today's relatively low interest rates.

Looking at the convertible securities allocations, both Funds were positioned initially to balance income needs with the desire for capital gains. Generally, we looked for securities with greater equity-tracking sensitivity when we had strong views on the attractiveness of either a sector or a specific company. As of January 31, 2004, about 10% of both Funds' convertible securities allocations were hedged in an effort to reduce overall risk and increase cash flow.

With the high-yield allocations, we concentrated on finding what we thought were higher- quality credits with strong fundamental business models, diversified revenue streams and relatively less earnings volatility. We focused on investing the assets across multiple sectors such as gaming/lodging, home- building, retail, media and food.

NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND

Performance
  OVERVIEW As of January 31, 2004

JPC

Portfolio Statistics
==================================================
Share Price                                 $15.49
--------------------------------------------------
Common Share Net Asset Value                $15.67
--------------------------------------------------
Premium/(Discount) to NAV                   -1.15%
--------------------------------------------------
Latest Dividend                             $.1005
--------------------------------------------------
Market Yield                                 7.79%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $1,568,810
--------------------------------------------------

                                        % of Total
Top Five Industries                    Investments
==================================================
Banking                                        13%
--------------------------------------------------
Real Estate Investment Trusts                  12%
--------------------------------------------------
Banking - Foreign                              10%
--------------------------------------------------
Financial                                       5%
--------------------------------------------------
Auto                                            4%
--------------------------------------------------

                                        % of Total
Top Five Issuers                       Investments
==================================================
Wachovia Corporation                          2.8%
--------------------------------------------------
General Motors Corporation                    2.2%
--------------------------------------------------
Ford Motor Company                            2.0%
--------------------------------------------------
PartnerRe Limited                             1.9%
--------------------------------------------------
Citigroup                                     1.8%
--------------------------------------------------

Cumulative Total Return
(Inception Date 3/26/03)
==================================================
                      on Share Price        on NAV
--------------------------------------------------
Since Inception               10.17%        16.64%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE1
May                        0.1005
Jun                        0.1005
Jul                        0.1005
Aug                        0.1005
Sep                        0.1005
Oct                        0.1005
Nov                        0.1005
Dec                        0.1005
Jan                        0.1005

Line Chart:
SHARE PRICE PERFORMANCE

3/28/03                    15.03
                           15.09
                           15.28
                           15.4
                           15.14
                           15.15
                           15.3
                           15.32
                           15.43
                           15.45
                           15.37
                           15.4
                           15.49
                           15.4
                           15.04
                           14.47
                           14.75
                           14.1
                           14.01
                           14.25
                           14.43
                           14.42
                           14.42
                           14.23
                           14.66
                           14.74
                           14.67
                           14.85
                           14.95
                           14.99
                           14.76
                           14.95
                           15.17
                           15.05
                           15.52
                           15.52
                           15.4
                           15.36
1/31/04                    15.49

Weekly Closing Price
Past performance is not predictive of future results.

1 The Fund paid shareholders a short-term capital gains distribution in December 2003 of $0.0568 per share.

NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND 2


Performance
  OVERVIEW As of January 31, 2004

JQC

Portfolio Statistics
==================================================
Share Price                                 $14.89
--------------------------------------------------
Common Share Net Asset Value                $15.19
--------------------------------------------------
Premium/(Discount) to NAV                   -1.97%
--------------------------------------------------
Latest Dividend                             $.0975
--------------------------------------------------
Market Yield                                 7.86%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                    $2,141,490
--------------------------------------------------

                                        % of Total
Top Five Industries                    Investments
==================================================
Banking                                        16%
--------------------------------------------------
Banking - Foreign                              13%
--------------------------------------------------
Real Estate Investment Trusts                   8%
--------------------------------------------------
Broadcast Cable                                 4%
--------------------------------------------------
Financial                                       4%
--------------------------------------------------

                                        % of Total
Top Five Issuers                       Investments
==================================================

Wachovia Corporation                          2.2%
--------------------------------------------------
Citigroup                                     1.9%
--------------------------------------------------
HBOS Public Limited Company                   1.8%
--------------------------------------------------
ING Groep NV                                  1.7%
--------------------------------------------------
General Motors Corporation                    1.6%
--------------------------------------------------

Cumulative Total Return
(Inception Date 6/25/03)
==================================================
                      on Share Price        on NAV
--------------------------------------------------
Since Inception                3.38%        10.35%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY DIVIDENDS PER SHARE
Aug                        0.0975
Sep                        0.0975
Oct                        0.0975
Nov                        0.0975
Dec                        0.0975
Jan                        0.0975

Line Chart:
SHARE PRICE PERFORMANCE

6/27/03                    15
                           15.09
                           15.25
                           15.01
                           14.69
                           14.21
                           14.01
                           13.73
                           13.82
                           14.05
                           13.99
                           13.97
                           13.97
                           14.33
                           14.29
                           14.3
                           14.35
                           14.43
                           14.37
                           14.37
                           14.44
                           14.73
                           14.35
                           14.68
                           14.97
                           14.83
                           14.89
1/31/04                    14.89

Weekly Closing Price
Past performance is not predictive of future results.

Shareholder
      MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on October 22, 2003.

                                                                                                                     JPC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                                           Common and
                                                                                                        FundPreferred  FundPreferred
                                                                                                        shares voting  shares voting
                                                                                                             together       together
                                                                                                           as a class     as a class
====================================================================================================================================
William E. Bennett
   For                                                                                                     97,461,135             --
   Withhold                                                                                                   588,432             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
Robert P. Bremner
   For                                                                                                     97,456,031             --
   Withhold                                                                                                   593,536             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                     97,496,618             --
   Withhold                                                                                                   552,949             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
Jack B. Evans
   For                                                                                                     97,496,864             --
   Withhold                                                                                                   552,703             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                                                     97,442,158             --
   Withhold                                                                                                   607,409             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
William L. Kissick
   For                                                                                                     97,459,678             --
   Withhold                                                                                                   589,889             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                                                     97,483,082             --
   Withhold                                                                                                   566,485             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
Peter R. Sawers
   For                                                                                                     97,461,049             --
   Withhold                                                                                                   588,518             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================


                                       6

APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                                                                     JPC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Common and
                                                                                                        FundPreferred  FundPreferred
                                                                                                        shares voting  shares voting
                                                                                                             together       together
                                                                                                           as a class     as a class
====================================================================================================================================
William J. Schneider
   For                                                                                                             --         17,824
   Withhold                                                                                                        --             38
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --         17,862
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                             --         17,828
   Withhold                                                                                                        --             34
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --         17,862
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                     97,461,951             --
   Withhold                                                                                                   587,616             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================
Sheila W. Wellington
   For                                                                                                     96,974,859             --
   Withhold                                                                                                 1,074,708             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   98,049,567             --
====================================================================================================================================

                            Nuveen Preferred and Convertible Income Fund (JPC)
                            Portfolio of
                                    INVESTMENTS January 31, 2004 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PREFERRED SECURITIES - 49.5% (34.2% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 1.6%

      331,800   Ford Motor Company, 8.000% (CORTS)                                                                      $ 8,835,834

      129,900   Ford Motor Company, Series F, 8.000% (CBTCS)                                                              3,452,093

      520,000   General Motors Corporation, 7.375%                                                                       13,587,600


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - FOREIGN - 0.0%

       16,500   Magna International Inc., Series B, 8.875%                                                                  430,650


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 0.6%

      340,898   Delphi Trust I, 8.250%                                                                                    9,088,341


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 8.4%

          500   ABN AMRO North America, Series L-144A, 6.460% (a)                                                           531,875

        2,000   ABN AMRO North America, Series 144A, 6.590% (a)                                                           2,127,500

       51,000   ASBC Capital I, 7.625%                                                                                    1,389,240

       65,185   BAC Capital Trust I, 7.000%                                                                               1,755,432

      135,755   BAC Capital Trust II, 7.000%                                                                              3,630,089

      284,700   BAC Capital Trust III, 7.000%                                                                             7,840,638

       22,800   Bank One Capital Trust V, 8.000%                                                                          1,935,471

       72,300   Bank One Capital Trust VI, 7.200%                                                                           621,300

       26,000   BankNorth Capital Trust II, 8.000%                                                                          713,180

          500   BNY Capital Trust IV, Series E, 6.875%                                                                       12,675

      300,000   BNY Capital Trust V, Series F, 5.950%                                                                     7,641,000

        3,000   Chase Capital Trust V, Series E, 7.030%                                                                      75,930

       62,200   Chittenden Capital Trust I, 8.000%                                                                        1,676,290

       52,500   Citigroup Capital Trust VI, 6.875%                                                                        1,336,125

       22,200   Citigroup Capital Trust VII, 7.100%                                                                         601,398

      331,300   Citigroup Capital Trust VIII, 6.950%                                                                      8,858,962

      251,574   Citigroup Capital Trust IX, 6.000%                                                                        6,472,999

                Citigroup Inc.:
       37,000    Series F, 6.365% (a)                                                                                     2,072,000
      100,000    Series G, 6.213% (a)                                                                                     5,437,500
       60,000    Series H, 6.231% (a)                                                                                     3,240,000
       80,000    Series M, 5.864% (a)                                                                                     4,300,000

      110,000   Cobank ABC, Series 144A, 7.000% (a)                                                                       5,817,020

       76,100   Comerica Capital Trust I, 7.600%                                                                          2,063,071

      123,600   Compass Capital Trust III, 7.350%                                                                         3,311,244

       17,900   First Union Capital II, Series II, 7.500% (CORTS)                                                           486,343

       41,500   First Union Institutional Capital II, 8.200% (CORTS)                                                      1,191,050

      292,579   Fleet Capital Trust VII, 7.200%                                                                           7,829,414

      337,000   Fleet Capital Trust VIII, 7.200%                                                                          9,045,080

        3,400   Harris Preferred Capital Corporation, Series A 7.375%                                                        85,918


                                       8

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

       28,000   JPM Capital Trust, 7.200% (CORTS)                                                                       $   735,280

       50,000   JPMorgan Chase & Company, 7.125% (PCARS)                                                                  1,323,500

      395,067   JPMorgan Chase Capital Trust X, 7.000%                                                                   10,654,957

       50,000   JPMorgan Chase Capital Trust XI, 5.875%                                                                   1,237,500

       47,200   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                            1,258,824

                KeyCorp:
        6,800    Series 2001-7, 7.750% (CORTS)                                                                              181,628
       18,800    Series B, 8.250% (CORTS)                                                                                   511,172

      142,200   National Commerce Capital Trust II, 7.700%                                                                3,855,042

       15,000   PNC Capital Trust, 6.125%                                                                                   379,950

        1,000   Regions Finance Trust I, 8.000%                                                                              27,180

       74,300   SunTrust Capital Trust IV, 7.125%                                                                         2,000,156

       36,500   SunTrust Capital Trust V, 7.050%                                                                            983,675

       41,900   USB Capital Trust III, 7.750%                                                                             1,143,451

      159,400   USB Capital Trust IV, 7.350%                                                                              4,279,890

       43,900   USB Capital Trust V, 7.250%                                                                               1,187,495

       21,500   VNB Capital Trust I, 7.750%                                                                                 584,155

        3,000   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                                 79,785

        3,300   Wells Fargo Capital Trust IV, 7.000%                                                                         90,057

       57,335   Wells Fargo Capital Trust V, 7.000%                                                                       1,544,605

       14,700   Wells Fargo Capital Trust VI, 6.950%                                                                        395,577

      230,000   Wells Fargo Capital Trust VII, 5.850%                                                                     5,844,300

       52,800   Zions Capital Trust B, 8.000%                                                                             1,464,672


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 1.5%

       40,000   Abbey National plc, 7.375%                                                                                1,100,000

      138,500   ABN AMRO Capital Fund Trust II, 7.125%                                                                    3,508,205

       30,000   ABN AMRO Capital Fund Trust V, 5.900%                                                                       742,500

       63,400   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,785,109

      186,114   Banesto Holdings, Series A-144A, 10.500%                                                                  5,885,855

       11,000   BCH Capital Ltd., Series B, 9.430%                                                                          302,995

       73,450   BSCH Finance Ltd., Series Q, 8.625%                                                                       2,001,513

       42,500   Espirito Santo Overseas, 8.500%                                                                           1,105,425

       32,900   National Westminster Bank plc, Series A, 7.875%                                                             835,660

      250,000   Royal Bank of Scotland Group plc, 5.750%                                                                  6,182,500

        9,900   Westpac Capital Trust I, 8.000%                                                                             255,222


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 3.8%

       10,100   Bear Stearns Capital Trust III, 7.800%                                                                      272,700

       16,900   Goldman Sachs Group Inc., 6.000% (PPLUS)                                                                    433,485

       16,000   Goldman Sachs Group Inc., Series 2003-06, 6.000% (SATURNS)                                                  409,600

      526,388   Lehman Brothers Holdings Capital Trust, III, Series K, 6.375%                                            13,622,921

      100,000   Merrill Lynch Capital Trust, 7.000%                                                                       2,709,000

       23,900   Merrill Lynch Capital Trust II, 8.000%                                                                      676,370

       27,600   Merrill Lynch Preferred Capital Trust, 7.750%                                                               761,208

      113,600   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                          6,210,000


                                       9


                           Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BROKERAGE (continued)

      225,000   Merrill Lynch Preferred Capital Trust V, 7.280%                                                         $ 3,100,144

       21,400   Morgan Stanley, 7.050% (PPLUS)                                                                              576,088

       66,100   Morgan Stanley Capital Trust II, 7.250%                                                                   1,766,853

      403,239   Morgan Stanley Capital Trust III, 6.250%                                                                 10,383,404

      716,200   Morgan Stanley Capital Trust IV, 6.250%                                                                  18,327,558


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - 0.0%

        8,000   IBM Inc., 7.125% (CORTS)                                                                                    213,120

        3,000   IBM Inc., Series 2001-1, 7.125% (SATURNS)                                                                    79,830


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.1%

       15,300   EnCana Corporation, 9.500%                                                                                  406,215

       14,700   Talisman Energy Inc., 9.000%                                                                                367,500

       24,200   Talisman Energy Inc., 8.900%                                                                                616,132


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.1%

       37,600   Viacom Inc., 7.300%                                                                                       1,015,200


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 3.8%

        6,800   CIT Group Incorporated, 7.750% (CORTS)                                                                      195,500

       95,700   Countrywide, 8.050% (PPLUS)                                                                               2,631,750

    1,200,200   Countrywide Capital Trust IV, 6.750%                                                                     31,325,220

        7,200   Financial Security Assurance Holdings, 6.875%                                                               193,464

       13,000   Financial Security Assurance Holdings, 6.250%                                                               337,350

       33,100   General Electric Capital Corporation, 6.625%                                                                889,397

       40,000   General Motors Acceptance Corporation, 7.350%                                                             1,045,600

        4,800   Household Capital Trust V, Series X, 10.000%                                                                132,480

       20,400   Household Capital Trust VI, 8.250%                                                                          555,084

       39,200   Household Capital Trust VII, 7.500%                                                                       1,062,320

      773,900   Household Finance Corporation, 6.875%                                                                    20,570,262

        1,300   Philadelphia Industrial Development Authority, Pennsylvania, Pension, 6.550%                                 32,682


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 2.4%

        6,900   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                                  182,919

       93,500   ING Capital Funding Trust, 7.700%                                                                         2,401,080

      506,518   ING Group NV, 7.200%                                                                                     20,487,035

      747,975   ING Group NV, 7.050%                                                                                     13,964,701


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.4%

       60,000   Dairy Farmers of America Inc., Series 144A, 7.875% (a)                                                    6,172,500


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.2%

      126,500   Grand Metropolitan Delaware LP, 9.420%                                                                    3,332,010


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.1%

       20,100   AGL Capital Trust II, 8.000%                                                                                548,931

       39,100   Dominion CNG Capital Trust I, 7.800%                                                                      1,058,437


------------------------------------------------------------------------------------------------------------------------------------
                GAS - FOREIGN - 0.0%

        1,000   TransCanada Pipeline, 8.250%                                                                                 25,740


                                       10


                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INDUSTRIAL - 0.0%

        7,800   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                    $   205,062


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.3%

      103,157   AMBAC Financial Group Inc., 5.950%                                                                        2,684,145

       50,000   AMBAC Financial Group Inc., 5.875%                                                                        1,274,500

        1,300   MBIA Inc., 8.000%                                                                                            35,997

       55,100   W.R. Berkley Capital Trust, Series 2002-1, 8.125% (CBTCS)                                                   595,356


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 2.8%

      273,500   Aetna Inc., 8.500%                                                                                        7,567,745

    1,216,000   Delphi Financial Group Inc., 8.000%                                                                      32,588,800

       11,000   Great-West L&A Capital Trust I, Series A, 7.250%                                                            282,590

       25,200   Lincoln National Capital Trust V, Series E, 7.650%                                                          692,748

       73,100   PLC Capital Trust III, 7.500%                                                                             1,964,928

       15,200   PLC Capital Trust IV, 7.250%                                                                                408,880

       12,800   Torchmark Capital Trust I, 7.750%                                                                           348,800


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - 0.9%

      108,360   AIG Capital Securities, Series 2002-11, 6.000% (SATURNS)                                                  2,774,016

      188,900   Hartford Capital Trust III, Series C, 7.450%                                                              5,075,743

                Hartford Life Capital Trust I:
       78,000    Series A, 7.200%                                                                                         1,981,980
       13,600    Series B, 7.625%                                                                                           362,440

       13,200   Safeco Capital Trust I, 8.750% (CORTS)                                                                      396,000

        4,300   Safeco Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                       116,100

       30,000   Safeco Capital Trust III, 8.072% (CORTS)                                                                    805,200

        3,600   Safeco Capital Trust IV, 8.375% (CORTS)                                                                      99,162

                Safeco Corporation:
       38,600    Series 2001-7, 8.250% (SATURNS)                                                                          1,066,132
       35,100    Series 2002-5, 8.250% (SATURNS)                                                                            970,515


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 5.4%

        2,000   Ace Capital Trust I, Series 1999, 8.875%                                                                     53,000

      504,310   Ace Ltd., Series C, 7.800%                                                                               14,024,861

      232,560   Converium Finance. 8.250%                                                                                 6,418,656

       91,000   EverestRe Group Limited, 7.850%                                                                           2,542,540

       72,000   PartnerRe Limited, 7.900%                                                                                 1,967,760

    1,550,312   PartnerRe Limited, Series C, 6.750%                                                                      40,866,224

                RenaissanceRe Holdings Ltd.:
       88,800    Series A, 8.100%                                                                                         2,466,864
      325,310    Series B, 7.300%                                                                                         8,832,167

                XL Capital Ltd.:
       64,000    Series A, 8.000%                                                                                         1,797,760
      192,600    Series B, 7.625%                                                                                         5,319,612


------------------------------------------------------------------------------------------------------------------------------------
                OIL - FOREIGN - 0.6%

      372,500   Nexen Inc., 7.350%                                                                                        9,852,625


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.0%

        6,800   Rhone-Poulenc Overseas, Series A, 8.125%                                                                    173,468


                                       11

                           Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                Portfolio of INVESTMENTS January 31, 2004 (Unaudited)
                                                                                                                              MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS - 13.7%

       60,000   AMB Property Corporation, Series L, 6.500%                                                              $ 1,506,000

       10,700   AvalonBay Communities Inc., Series H, 8.700%                                                                307,090

        2,300   BRE Properties, Series B, 8.080%                                                                             63,250

      201,925   CarrAmerica Realty Corporation, Series E, 7.500%                                                          5,431,783

                Developers Diversified Realty Corporation:
       14,400    Series F, 8.600%                                                                                           393,552
      656,785    Series G, 8.000%                                                                                        17,772,602
       72,000    Series H, 7.375%                                                                                         1,928,880

      109,081   Equity Office Properties Trust, Series G, 7.750%                                                          3,011,726

                Equity Residential Properties Trust:
        6,100    Series B, 9.125%                                                                                           522,104
       18,700    Series C, 9.125%                                                                                           140,050
        5,000    Series D, 8.600%                                                                                           166,957

      610,800   Equity Residential Properties Trust, Series N, 6.480%,                                                   15,373,836

                First Industrial Realty Trust Inc.:
       72,900    Series D, 7.950%                                                                                         1,842,183
      199,500    Series E, 7.900%                                                                                         5,065,305

      708,634   Gables Residential Trust, Series D, 7.500%,                                                              18,778,801

                HRPT Properties Trust:
       30,000    Series A, 9.875%                                                                                           827,100
      292,600    Series B, 8.750%                                                                                         8,166,466

      949,983   Kimco Realty Corporation, Series F, 6.650%,                                                              24,661,559

                New Plan Excel Realty Trust:
       13,693    Series D, 7.800%,                                                                                          745,841
      972,775    Series E, 7.625%                                                                                        26,654,035

                Prologis Trust:
       32,982    Series C, 8.540%,                                                                                        2,039,732
       20,000    Series G, 6.750%                                                                                           501,400

                Public Storage Inc.:
       14,800    Series L, 8.250%                                                                                           375,180
      159,400    Series R, 8.000%                                                                                         4,330,898
       28,900    Series S, 7.875%                                                                                           782,034
       26,500    Series T, 7.625%                                                                                           715,500
       24,500    Series U, 7.625%                                                                                           667,625
       32,000    Series V, 7.500%                                                                                           870,080

      281,000   Regency Centers Corporation, 7.450%                                                                       7,558,900

        7,000   Simon Property Group Inc., Series G, 7.890%                                                                 385,000

    1,609,945   Wachovia Preferred Funding Corporation, 7.250%                                                           46,527,411

      710,000   Weingarten Realty Trust, 6.750%                                                                          19,134,500


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 0.9%

       15,200   AT&T Wireless Services Equity, Series 2002-B, 9.250% (SATURNS)                                              444,448

       14,100   AT&T Wireless, Series 2002-7, 8.000% (CBTCS)                                                                389,865

       25,400   BellSouth Corporation, Series 2001-3, 7.125% (SATURNS)                                                      662,432

        6,500   BellSouth Inc., 7.000% (CORTS)                                                                              171,860

        6,800   BellSouth Telecommunications, 7.300% (PPLUS)                                                                180,608

      128,500   Citizens Communications Company, 8.375% (PPLUS)                                                           3,406,535

       30,500   Citizens Communications Company, Series 2001-2, 8.625% (SATURNS)                                            832,650

       25,550   Deutsche Telekom International Finance, B.V., Series 2001-24, Class A-1, 7.875% (CBTCS)                     680,269

       15,900   SBC Communications Inc., 7.000%                                                                             426,279

       70,700   Telephone and Data Systems Inc., 7.600%                                                                   1,901,830


                                       12

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS (continued)

       33,800   United States Cellular Corporation, 8.750%                                                              $   975,130

       19,900   Verizon Communications, 7.375% (CORTS)                                                                      540,285

      110,000   Verizon Communications, 6.200% (CBTCS)                                                                    2,761,000

       14,800   Verizon Communications, Series VZ, 7.625% (CORTS)                                                           407,592

       11,500   Verizon New England Inc., Series B, 7.000%                                                                  304,750

       25,855   Verizon South Inc., Series F, 7.000%                                                                        687,226


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.9%

      197,900   Fannie Mae, 5.125% (a)                                                                                    9,667,415

       10,000   Federal Home Loan Mortgage Corporation, 5.000% (a)                                                          473,000

       20,000   SLM Corporation, 6.000%                                                                                     507,000

      120,732   Tennessee Valley Authority, Series D, 6.750%                                                              3,163,178


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.1%

        6,500   Atlantic Capital Trust II, Series C, 7.375%                                                                 164,710

       16,300   Consolidated Edison Company, 7.250%                                                                         445,968

        4,100   Consolidated Edison Company of New York Inc., 7.500%                                                        112,053

        3,000   Detroit Edison Company, 7.375%                                                                               75,900

       22,200   DTE Energy Trust I, 7.800%                                                                                  598,734

       26,000   Energy East Capital Trust I, 8.250%                                                                         700,180

       30,970   Entergy Louisiana Inc., 7.600%                                                                              847,030

      239,400   Georgia Power Company, 5.900%                                                                             6,154,974

        3,000   Georgia Power Capital Trust IV, 6.850%                                                                       75,600

       43,570   Georgia Power Capital Trust V, 7.125%                                                                     1,176,826

       65,000   Mississippi Power Company, 5.625%                                                                         1,651,650

      124,000   Virginia Power Capital Trust, 7.375%                                                                      3,351,720
------------------------------------------------------------------------------------------------------------------------------------

                Total Preferred Securities (cost $749,502,942)                                                          777,851,340
                --------------------------------------------------------------------------------------------------------------------


                CONVERTIBLE PREFERRED SECURITIES - 20.2% (13.9% OF TOTAL INVESTMENTS)

                AEROSPACE AND DEFENSE - 0.5%

       76,000   Northrop Grumman Corporation, 7.250%                                                                      7,915,400


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - 0.8%

      224,450   Ford Motor Company Capital Trust II, 6.500%                                                              12,041,743


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 1.9%

      217,900   Citigroup Global Markets, 2.000%                                                                          8,492,217

       56,200   State Street Corporation, 6.750%                                                                         14,058,430

      144,000   Washington Mutual Inc. Unit 1 Trust, 5.375%                                                               8,688,960


------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE TV - 1.5%

      508,250   Cablevision Systems Corporation, Trust I, 6.500%                                                         13,504,203

      185,000   Emmis Communications Corporation, Series A, 6.250%                                                        9,435,000

       10,000   Sinclair Broadcast Group Inc., Series D, 6.000%                                                             492,500


------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES - 1.5%

      330,000   Cendant Corporation, 7.750%                                                                              16,509,900

      105,300   Interpublic Group, Series A, 5.375%                                                                       6,344,325


------------------------------------------------------------------------------------------------------------------------------------
                DISTILLERS/BREWERS - 0.1%

       42,300   Constellation Brands Inc., 5.750%                                                                         1,332,873


                                       13


                        Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ELECTRONIC EQUIPMENT AND INSTRUMENTS - 0.8%

      175,000   Pioneer-Standard Financial Trust, 6.750%                                                                $ 8,903,125

      200,000   Solectron Corporation, 7.250%                                                                             3,956,000


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.2%

       68,250   Kerr McGee Corporation, 5.500%                                                                            3,310,808


------------------------------------------------------------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES - 0.5%

       97,375   Allied Waste Industries Inc., 6.250%                                                                      7,369,340


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.6%

      200,000   Affiliated Managers Group Inc., 6.000%                                                                    5,502,000

      154,000   Gabelli Asset Management Inc., 6.950%                                                                     4,093,320


------------------------------------------------------------------------------------------------------------------------------------
                FOREST PRODUCTS/PAPER - 0.4%

      112,500   Temple Inland Inc., 7.500%                                                                                6,197,625


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.3%

      185,000   Sempra Energy, 8.500%                                                                                     5,274,350


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE DISTRIBUTORS AND SERVICES - 0.3%

       41,000   Anthem Inc., 6.000%                                                                                       3,971,260


------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 0.3%

      106,675   Newell Financial Trust I, 5.250%                                                                          5,120,400


------------------------------------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY SERVICES - 0.3%

      239,000   Electronic Data Systems Corporation, 7.625%                                                               5,226,930


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.9%

      206,000   Reinsurance Group of America Inc., 5.750%                                                                12,354,850

       65,000   UnumProvident Corporation, 8.250%                                                                         2,218,450


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - 1.1%

       86,200   Hartford Financial Services Group Inc., 7.000%                                                            5,516,800

      140,000   Phoenix Companies Inc., 7.000%                                                                            4,707,500

       98,000   Prudential Financial Capital Trust I, 6.750%                                                              6,634,600


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.3%

      100,000   Chubb Corporation, 7.000%                                                                                 2,915,000

       51,525   PMI Group Inc., 5.875%                                                                                    1,326,254


------------------------------------------------------------------------------------------------------------------------------------
                OIL SERVICES - 0.1%

       25,000   Hanover Compressor Capital Trust, 7.250%                                                                  1,250,000


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 0.5%

      165,000   Equity Office Properties Trust, Series B, 5.250%                                                          8,266,500


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - OTHER - 0.9%

      250,000   Host Marriott Financial Trust, 6.750%                                                                    13,593,750


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.8%

      225,000   Toys R Us Inc., 6.250%                                                                                    9,562,500

       53,000   United Rentals Trust I, 6.500%                                                                            2,557,250


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - 0.4%

      118,000   Capital One Financial Corporation, 6.250%                                                                 6,254,000


                                       14

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                STEEL - 0.9%

       85,800   TXI Capital Trust I, 6.500%                                                                             $ 3,766,620

       84,700   United States Steel Corporation, Series B, 7.000%                                                         9,981,048


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 0.8%

      131,000   Alltel Corporation, 7.750%                                                                                6,615,500

      633,900   Sprint Corporation, 7.125%                                                                                5,876,253


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS EQUIPMENT - 1.1%

        6,010   Lucent Technologies Capital Trust I, 7.750%                                                               8,143,550

           65   Nortel Networks Corp., 7.000%                                                                             8,878,848


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.4%

      157,000   Cinergy Corporation, 9.500%                                                                               9,994,620

      344,500   Detroit Edison Company, 8.750%                                                                            8,788,195

      144,800   Dominion Resources Inc., 8.750%                                                                           8,159,480

      217,900   FPL Group Inc., 8.000%                                                                                   12,572,830
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $264,168,507)                                              317,675,107
                --------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED - HYBRID SECURITIES - 3.9% (2.7% OF TOTAL INVESTMENTS)


                BANKING - FOREIGN - 1.0%

           15   BBVA Privanza International Gibraltar, Series 144A, 7.764%                                               16,050,000


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 2.0%

          300   Union Planters Preferred Fund, Series 144A, 7.750%                                                       31,312,500


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 0.9%

       10,957   Centaur Funding Corporation, Series B, Series 144A, 9.080%                                               14,021,541
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Hybrid Securities (cost $56,344,303)                                           61,384,041
                --------------------------------------------------------------------------------------------------------------------

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE BONDS - 27.5% (18.9% OF TOTAL INVESTMENTS)

                AEROSPACE AND DEFENSE - 0.5%

        7,600   AAR Corporation, Series 144A, 2.875%, 2/01/24                                                             7,638,000


------------------------------------------------------------------------------------------------------------------------------------
                AIRLINES - 0.6%

        6,110   Delta Air Lines Incorporated, Series 144A, 8.000%, 6/03/23                                                5,468,450

        3,200   Northwest Airlines Corporation, Convertible Notes, Series 144A, 6.625%, 5/15/23                           3,656,000

------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - 1.2%

        2,260   Fleetwood Enterprises Inc., Series 144A, 5.000%, 12/15/23                                                 3,000,150

                General Motors Corporation, Convertible Notes, Senior Debentures:
      185,250    Series A, 4.500%, 3/06/32                                                                                4,940,618
      185,100    Series B, 5.250%, 3/06/32                                                                                4,868,130

        6,000   Sonic Automotive Inc., Convertible Senior Subordinated Notes, 5.250%, 5/07/09                             5,812,500


------------------------------------------------------------------------------------------------------------------------------------
                BIOTECHNOLOGY - 1.1%

        4,000   Echostar Communications Corporation, Convertible Subordinated Notes, 5.750%, 5/15/08                      4,255,000

        6,650   Fisher Scientific International Inc., Convertible Senior Notes, 2.500%, 10/01/23                          7,838,688

        4,500   Ivax Corporation, Convertible Senior Subordinated Notes, 4.500%, 5/15/08                                  4,590,000


                                       15

                             Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                                    Portfolio of INVESTMENTS January 31, 2004 (Unaudited)


    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BROADCASTING AND CABLE TV - 2.0%

      325,000   Comcast Corporation, 2.000%, 10/15/29                                                                  $ 11,667,500

        9,900   Liberty Media Corporation, Senior Debentures Exchangeable for Class B, 3.250%, 3/15/31                    9,726,750

        6,500   Mediacom Communications Corporation, Convertible Senior Notes, 5.250%, 7/01/06                            6,426,875

        3,425   Sinclair Broadcast Group, Convertible Step Coupon, Senior Series 144A, 4.875%, 7/15/18                    3,600,531

------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES - 0.5%

        6,700   Bowne and Company Incorporated, Series 144A, 5.000%, 10/01/33                                             7,445,375


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - 2.8%

        2,500   Computer Associates International Inc., 5.000%, 3/15/07                                                   3,118,750

        6,435   Electronic Data Systems, Convertible Senior Notes, Series 144A, 3.875%, 7/15/23                           6,837,188

        4,000   FEI Company, Convertible Notes, 5.500%, 8/15/08                                                           4,055,000

       18,740   Hewlett-Packard Company, 0.000%, 10/14/17                                                                10,658,375

        1,061   Juniper Networks, Convertible Subordinated Notes, 4.750%, 3/15/07                                         1,087,525

        4,250   Lam Research Corporation, Convertible Subordinated Notes, 4.000%, 6/01/06                                 4,159,688

        2,625   Maxtor Corporation, Convertible Senior Notes, Series 144A, 6.800%, 4/30/10                                3,487,969

        6,600   Mentor Graphics Corporation, Convertible Subordinate Notes, 6.875%, 6/15/07                               7,243,500

        2,000   Red Hat Inc., Convertible Bonds, Series 144A, 0.500%, 1/15/24                                             2,087,500


------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED METALS - 0.5%

        4,785   Freeport-McMoran Inc., 7.000%, 2/11/11                                                                    7,416,750


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT AND INSTRUMENTS - 1.5%

       21,500   Arrow Electronics Inc., 0.000%, 2/21/21                                                                  11,798,125

        7,700   Celestica Inc., 0.000%, 8/01/20                                                                           4,109,875

       46,475   General Cable Corporation, Series 144A, 5.750%, 11/24/13                                                  2,782,691

        4,100   Teradyne Inc., Convertible Senior Notes, 3.750%, 10/15/06                                                 4,853,375


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.6%

        7,130   McMoran Exploration Corporation, Notes, Series 144A, 6.000%, 7/02/08                                     10,178,075


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.2%

        3,200   Lions Gate Entertainment Corporation, Convertible Bonds, Series 144A, 4.875%, 12/15/10                    3,812,000

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.4%

        6,900   Providian Financial Corporation, Convertible Senior Notes, 3.250%, 8/15/05                                6,598,125


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.1%

       39,750   Southern Union Company, Series B, 5.750%, 8/16/06                                                         2,258,794


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE DISTRIBUTORS AND SERVICES - 0.6%

        7,050   Alza Corporation, 0.000%, 7/28/20                                                                         5,287,500

        4,200   Province Healthcare Inc., Convertible Subordinated Notes, 4.500%, 11/20/05                                4,242,000


------------------------------------------------------------------------------------------------------------------------------------
                HOTELS - 0.3%

        4,075   Fairmont Hotels and Resorts Inc., Convertible Notes, Series 144A, 3.750%, 12/01/23                        4,334,781

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.3%

        3,350   Tyco International Group Limited, Convertible Notes, Series 144A, 3.125%, 1/15/23                         4,618,813

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.2%

        2,500   EDO Corporation, Convertible Subordinate Notes, 5.250%, 4/15/07                                           2,706,250


                                       16

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY SERVICES - 0.5%

        2,090   Acxiom Corporation, 3.750%, 2/15/09                                                                     $ 2,468,813

        4,000   HNC Software Inc., 5.250%, 9/01/08                                                                        4,720,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - 0.1%

        2,300   American International Group Inc., 0.500%, 5/15/07                                                        2,228,125


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.6%

      383,300   Travelers Property and Casualty Company, 4.500%, 4/15/32                                                  9,850,810


------------------------------------------------------------------------------------------------------------------------------------
                LEISURE FACILITIES - 1.0%

       10,500   Carnival Corporation, 0.000%, 10/24/21                                                                    8,098,125

       15,500   Royal Caribbean Cruises Limited, Senior Notes, 0.000%, 2/02/21 (LYONS)                                    8,311,875


------------------------------------------------------------------------------------------------------------------------------------
                NETWORKING EQUIPMENT - 0.6%

        9,800   Brocade Communications Systems Inc., 2.000%, 1/01/07                                                      9,138,500


------------------------------------------------------------------------------------------------------------------------------------
                OIL - 0.5%

        7,000   Schlumberger Limited, 2.125%, 6/01/23                                                                     7,323,750


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 1.8%

        3,950   Connectics Corporation, Series 144A, 2.250%, 5/30/08                                                      4,878,250

        4,470   Indevus Pharmaceuticals Inc., Convertible Senior Debentures, Series 144A, 6.250%, 7/15/08                 6,118,313

                Teva Pharmaceutical Finance:
        3,400    Series A, 0.500%, 2/01/24                                                                                3,476,500
        7,100    Series B, 0.250%, 2/01/24                                                                                7,357,375

                Valeant Pharmaceuticals International, Series 144A:
        3,295    3.000%, 8/16/10                                                                                          3,521,531
        1,940    4.000%, 11/15/13                                                                                         2,102,475


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.7%

       12,290   Roche Holdings Inc., 0.000%, 1/19/15 (LYONS)                                                             10,308,238


------------------------------------------------------------------------------------------------------------------------------------
                PUBLISHING AND PRINTING - 0.5%

       96,000   Tribune Company, Exchangeable Subordinated Debentures, 2.000%, 5/15/29                                    8,028,000


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 1.1%

       11,850   EOP Operating LP, Convertible Notes, 7.250%, 11/15/08                                                    12,531,375

        6,390   TrizecHahn Corporation, 3.000%, 1/29/21                                                                   4,568,850


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.7%

        4,750   Best Buy Company Inc., 2.250%, 1/15/22                                                                    5,082,500

        9,500   Brinker International Inc., 0.000%, 10/10/21                                                              6,650,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIALTY - 1.4%

        9,270   K2 Corporation, Convertible Notes, Series 144A, 5.000%, 6/15/10                                          14,820,413

        4,665   Venator Group Inc, Convertible Notes, 5.500%, 6/01/08                                                     7,452,338


------------------------------------------------------------------------------------------------------------------------------------
                SEMICONDUCTOR - 0.9%

        4,890   ASM Lithography Holding NV, 5.750%, 10/15/06                                                              6,161,400

        7,750   RF Micro Devices Inc., Convertible Subordinated Notes, 3.750%, 8/15/05                                    7,769,375


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.4%

        5,565   Comverse Technology Inc., Series 144A, 0.000%, 5/15/23                                                    6,538,875

        2,850   Lucent Technologies Inc., 2.750%, 6/15/23                                                                 4,563,563

        4,800   Nextel Communications Inc, Convertible Senior Notes, 6.000%, 6/01/11                                      5,688,000


                                       17


                        Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)
    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS (continued)

                NII Holdings Inc., Series 144A:
$       2,225    3.500%, 9/15/33                                                                                       $  3,198,438
        2,255    2.880%, 2/01/34                                                                                          2,243,725


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS EQUIPMENT - 1.9%

        7,757   Ciena Corporation, 3.750%, 2/01/08                                                                        7,301,276

       17,625   Liberty Media Corporation, Senior Debentures Exchangeable for Motorola, 3.500%, 1/15/31                  16,082,813

        5,000   Skyworks Solutions Inc., 4.750%, 11/15/07                                                                 7,118,750


------------------------------------------------------------------------------------------------------------------------------------
                TOY MANUFACTURER - 0.4%

        5,300   Hasbro Inc., 2.750%, 12/01/21                                                                             6,061,875


------------------------------------------------------------------------------------------------------------------------------------
                TRUCKING - 0.0%

          585   Yellow Corporation, Series 144A, 3.375%, 11/25/23                                                           625,219
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Bonds (cost $383,333,560)                                                             431,056,681
                --------------------------------------------------------------------------------------------------------------------


                CORPORATE BONDS - 17.5% (12.1% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 1.9%

        4,100   Asbury Automotive Group Inc., 9.000%, 6/15/12                                                             4,346,000

                Ford Motor Company:
        3,500    8.900%, 1/15/32                                                                                          4,030,754
        5,590    9.980%, 2/15/47                                                                                          7,064,027
       10,000    7.700%, 5/15/97                                                                                          9,763,720

                General Motors Corporation, Senior Debentures:
        1,760    8.375%, 7/15/33                                                                                          2,012,516
        2,070    7.375%, 5/23/48                                                                                          2,010,587


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 0.4%

        5,500   Tenneco Automotive Inc., 10.250%, 7/15/13                                                                 6,407,500


------------------------------------------------------------------------------------------------------------------------------------
                BIOTECHNOLOGY - 0.1%

        2,000   Fisher Scientific International Inc., 8.000%, 9/01/13                                                     2,200,000


------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE TV - 1.2%

        4,000   Allbritton Communications Company, Series B, 7.750%, 12/15/12                                             4,220,000

        5,000   Cablevision Systems Corporation, 7.250%, 7/15/08                                                          5,362,500

        1,000   Cablevision Systems Corporation, Series B, 8.125%, 8/15/09                                                1,100,000

        2,750   Canwest Media Incorporated, 7.625%, 4/15/13                                                               3,025,000

        4,000   Young Broadcasting Inc., Senior Subordinate Notes, 10.000%, 3/01/11                                       4,380,000


------------------------------------------------------------------------------------------------------------------------------------
                CEMENT AND GYPSUM - 0.1%

        2,000   Texas Industries Inc., 10.250%, 6/15/11                                                                   2,310,000


------------------------------------------------------------------------------------------------------------------------------------
                CHEMICAL SPECIALTY - 0.1%

        1,335   OM Group Inc., 9.250%, 12/15/11                                                                           1,415,100


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.5%

        2,400   Baytex Energy Ltd., 9.625%, 7/15/10                                                                       2,589,000

        1,000   Chesapeake Energy Corporation, 9.000%, 8/15/12                                                            1,150,000

                Tesoro Petroleum Corporation, Senior Subordinate Notes, Series B:
        2,000    9.000%, 7/01/08                                                                                          2,090,000
        2,000    9.625%, 11/01/08                                                                                         2,215,000

          250   Tesoro Petroleum Corporation, Senior Secondary Notes, 8.000%, 4/15/08                                      271,875


                                       18

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ENTERTAINMENT - 2.0%

$       4,000   AMC Entertainment Inc., 9.875%, 2/01/12                                                                 $ 4,510,000

                Boyd Gaming Corporation:
        2,000    8.750%, 4/15/12                                                                                          2,220,000
        2,000    7.750%, 12/15/12                                                                                         2,162,500

        3,000   Las Vegas Sands Inc., Venetian Casino Resorts, LLC Mortgage Notes, 11.000%, 6/15/10                       3,435,000

        2,500   Park Place Entertainment Corp., 7.000%, 4/15/13                                                           2,712,500

        1,600   Park Place Entertainment, Senior Subordinate Notes, 8.125%, 5/15/11                                       1,816,000

        4,040   Park Place Entertainment, Unsecured Senior Subordinate Notes, 7.875%, 12/15/05                            4,332,900

        7,000   PennNational Gaming Inc., Senior Subordinated Notes, 8.875%, 3/15/10                                      7,665,000

          750   Pinnacle Entertainment Inc., 8.750%, 10/01/13                                                               783,750

        2,000   Pinnacle Entertainment Inc., Senior Subordinate Notes, Series B, 9.250%, 2/15/07                          2,075,000

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.9%

          500   Forest City Enterprises, Senior Notes, 7.625%, 6/01/15                                                      545,000

       20,500   General Motors Acceptance Corporation, Notes, 8.000%, 11/01/31                                           22,546,536

        2,000   MDP Acquisitions plc, Senior Notes, 9.625%, 10/01/12                                                      2,280,000

        4,000   Universal City Development Partners, Senior Notes, Series 144A 11.750%, 4/01/10                           4,770,000

------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 0.6%

        1,000   Dole Food Inc., 8.875%, 3/15/11                                                                           1,095,000

        5,943   Dole Foods Company, 7.875%, 7/15/13                                                                       6,567,015

        1,000   Seminis Vegetable Seeds Inc., Series 144A, 10.250%, 10/01/13                                              1,085,000


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.1%

        2,000   Suburban Propane Partnership LP, 6.875%, 12/15/13                                                         2,060,000


------------------------------------------------------------------------------------------------------------------------------------
                HOMEBUILDING - 0.8%

        3,000   KB Home, 8.625%, 12/15/08                                                                                 3,390,000

        5,175   Technical Olympic USA Inc., Senior Subordinate Notes, 10.375%, 7/01/12                                    5,977,125

        2,500   William Lyon Homes Inc., Unsecured Senior Notes, 10.750%, 4/01/13                                         2,937,500


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 1.8%

                Allied Waste North America:
        6,250    10.000%, 8/01/09                                                                                         6,765,625
        1,000    7.875%, 4/15/13                                                                                          1,096,250

        1,520   Berry Plastics Corporation, 10.750%, 7/15/12                                                              1,778,400

        2,000   K. Hovnanian Enterprises Inc., Senior Subordinate Notes, 8.875%, 4/01/12                                  2,200,000

        3,000   Laidlaw International Inc., Senior Notes, Series 144A, 10.750%, 6/15/11                                   3,498,750

        2,000   Owens-Brockway Glass Containers, Guaranteed Senior Notes, 8.250%, 5/15/13                                 2,150,000

        2,000   Owens-Illinois Inc., 7.800%, 5/15/18                                                                      2,040,000

                Terex Corporation, Senior Subordinated Notes:
        1,220    10.380%, 4/01/11                                                                                         1,396,900
        6,095    9.250%, 7/15/11                                                                                          6,811,163


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 0.6%

        7,500   Sun Life Canada Capital Trust, 8.526%, 5/06/47                                                            8,916,120


------------------------------------------------------------------------------------------------------------------------------------
                LEISURE FACILITIES - 0.6%

        2,900   Intrawest Corporation, 7.500%, 10/15/13                                                                   3,030,500

        4,000   Intrawest Corporation, Senior Notes, 10.500%, 2/01/10                                                     4,435,000

        2,000   Town Sports International Inc., 9.625%, 4/15/11                                                           2,120,000


                                       19


                        Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.3%

                Iasis Healthcare Corporation:
$       3,000    13.000%, 10/15/09                                                                                      $ 3,382,500
        1,000    8.500%, 10/15/09                                                                                         1,055,000


------------------------------------------------------------------------------------------------------------------------------------
                NETWORKING EQUIPMENT - 0.3%

        3,500   Avaya Inc., 11.125%, 4/01/09                                                                              4,121,250


------------------------------------------------------------------------------------------------------------------------------------
                OFFICE ELECTRONICS - 0.3%

        4,000   IOS Capital LLC, Senior Notes, 7.250%, 6/30/08                                                            4,310,000


------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.5%

        2,000   Georgia Pacific Corporation, Debentures, 7.700%, 6/15/15                                                  2,105,000

        5,000   Georgia Pacific Corporation, Notes, 8.125%, 5/15/11                                                       5,462,500


------------------------------------------------------------------------------------------------------------------------------------
                PUBLISHING AND PRINTING - 1.7%

        2,000   American Media Operations Inc., 8.875%, 1/15/11                                                           2,210,000

        4,180   American Media Operations Inc., Series B, 10.250%, 5/01/09                                                4,462,150

          500   CBD Media LLC/CBD Finance Inc. Combined, 8.625%, 6/01/11                                                    550,000

        5,800   Mail-Well I Corporation, Senior, Unsecured Notes, Series 144A, 9.625%, 3/15/12                            6,554,000

        6,000   Primedia Inc., Senior Notes, 8.875%, 5/15/11                                                              6,300,000

        6,750   Vertis Inc., 9.750%, 4/01/09                                                                              7,374,375


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - OTHER - 0.5%

        2,500   CB Richard Ellis Services Inc., 9.750%, 5/15/10                                                           2,850,000

        4,425   LNR Property Corporation, 7.625%, 7/15/13                                                                 4,801,125


------------------------------------------------------------------------------------------------------------------------------------
                RESTAURANTS - 0.2%

        3,500   Dominos Inc., 8.250%, 7/01/11                                                                             3,762,500


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.1%

        1,650   Central Garden & Pet Company, 9.125%, 2/01/13                                                             1,831,500


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - DEPARTMENT STORES - 0.5%

                Saks Inc., Notes:
        3,500    7.380%, 2/15/19                                                                                          3,587,500
        2,000    9.875%, 10/01/11                                                                                         2,420,000

        1,195   Saks Inc., Series 144A, 7.000%, 12/01/13                                                                  1,248,775


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - DRUG STORES - 0.1%

        2,000   Rite Aid Corporation, Series 144A, 6.000%, 12/15/05                                                       2,010,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIALTY - 0.3%

        5,000   Warnaco Inc., Senior Notes, Series 144A, 8.875%, 6/15/13                                                  5,350,000
------------------------------------------------------------------------------------------------------------------------------------

                Total Corporate Bonds (cost $257,548,337)                                                               274,916,288
                --------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED SECURITIES - 17.9% (12.3% OF TOTAL INVESTMENTS)

                BANKING - 8.6%

        7,000   AgFirst Farm Credit Bank, 7.300%, 10/15/49                                                                7,126,700

        2,500   Ahmanson Capital Trust I, 8.360%, 12/01/26                                                                2,904,925

        1,000   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                        1,159,344

        6,000   BankBoston Capital Trust I, Series B, 8.250%, 12/15/26                                                    7,028,532

        3,000   Bank One Capital III, 8.750%, 9/01/30                                                                     4,012,008

        1,500   BanPonce Trust I, Series A, 8.327%, 2/01/27                                                               1,719,266

        1,000   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                              1,141,496

        4,850   BT Institutional Capital Trust A, Series 144A, 8.090%, 12/01/26                                           5,609,888


                                       20

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

$       3,000   Centura Capital Trust I, Series 144A, 8.845%, 6/01/27                                                   $ 3,483,276

       18,125   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                        20,312,470

       13,500   Corestates Capital Trust I, Series 144A, 8.000% 12/15/26                                                 15,563,327

        1,000   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                 1,136,650

        6,200   First Empire Capital Trust I, 8.234%, 2/01/27                                                             7,238,463

        2,000   First Midwest Bancorp Inc., Series 144A, 6.950%, 12/01/33                                                 2,146,772

        6,300   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                   7,094,600

       20,000   M&I Capital Trust A, 7.650%, 12/01/26                                                                    22,240,600

        5,000   NB Capital Trust IV, 8.250%, 4/15/27                                                                      5,881,965

        1,000   North Fork Capital Trust I, 8.700%, 12/15/26                                                              1,200,811

       11,000   North Fork Capital Trust II, 8.000%, 12/15/27                                                            12,411,718

          100   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                         113,736

          100   Wachovia Capital Trust I, Capital Securities, Series 144A, 7.640%, 1/15/27                                  114,080

        5,000   Zions Institutional Capital Trust, Series A, 8.536%, 12/15/26                                             5,846,525


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 4.0%

       13,000   Abbey National Capital Trust I, 8.963%, 6/30/20                                                          17,562,285

       10,530   Barclays Bank PLC, Series 144A, 8.550%, 6/15/49                                                          13,128,636

        1,000   CBA Capital Trust I, Series 144A, 5.805%, 12/31/49                                                        1,046,178

       10,000   HSBC Capital Funding LP, 10.176%, 6/30/50                                                                14,876,340

        8,000   Sparebanken Rogaland, Notes, Series 144A, 6.443%, 5/01/49                                                 8,117,600

        4,300   UBS Preferred Funding Trust I, 8.622%, 10/29/49                                                           5,328,057

        2,000   Unicredito Italiano Capital Trust, Series 144A, 9.200%, 10/05/49                                          2,525,140


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 1.0%

        3,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                                  3,098,268

       10,500   St. George Funding Company LLC, 8.485%, 6/30/17                                                          12,430,247


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.5%

        1,200   KN Capital Trust I, 8.560%, 4/15/27                                                                       1,423,141

        5,110   KN Capital Trust III, 7.630%, 4/15/28                                                                     5,784,832


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 1.3%

       18,596   Berkeley Capital Trust, 8.197%, 12/20/45                                                                 20,153,136


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - 0.9%

        5,107   Safeco Capital Trust I, Capital Securities, 8.072%, 7/15/37                                               5,895,638

        7,250   Zurich Capital Trust I, 8.376%, 6/01/37                                                                   8,285,097


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - 1.2%

       12,250   Dime Capital Trust I, Series A, 9.330%, 5/06/27                                                          15,245,223

        1,000   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                               1,160,374

        2,500   Washington Mutual Capital Trust I, 8.375%, 6/01/27                                                        2,945,413


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.2%

        3,000   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                               3,112,578


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.2%

        3,000   PECO Energy Capital Trust IV, 5.750%, 6/15/33                                                             2,719,164
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $277,584,657)                                                  280,324,499
                --------------------------------------------------------------------------------------------------------------------


                                       21

                        Nuveen Preferred and Convertible Income Fund (JPC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED EURO-MARKET LISTED SECURITIES - 7.8% (5.3% OF TOTAL INVESTMENTS)


                BANKING - FOREIGN - 7.6%

$       6,000   BNP Paribas Capital Trust, 7.200%, 12/31/49                                                             $ 6,265,980

       28,750   C.A. Preferred Funding Trust, 7.000%, 1/30/49                                                            29,628,743

       38,500   HBOS Capital Funding LP, Notes, 6.850%, 3/01/49                                                          38,940,090

       18,600   Lloyds TSB Bank plc, Subordinate Notes, 6.900%, 11/22/49                                                 19,264,034

       23,850   RBS Capital Trust B, 6.800%, 12/31/49                                                                    24,184,611


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.2%

        3,500   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                        3,515,071
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Euro-Market Listed Securities (cost $124,360,062)                               121,798,529
                --------------------------------------------------------------------------------------------------------------------


                SHORT-TERM INVESTMENTS - 0.9% (0.6% OF TOTAL INVESTMENTS)

       13,680   State Street Repurchase Agreement, 0.920%, date 1/30/04, due 2/02/04,                                    13,680,000
-------------             repurchase price $13,681,049, collateralized by U.S. Treasury Bonds
                --------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $13,680,000)                                                          13,680,000
                --------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $2,126,522,368) - 145.2%                                                      2,278,686,485
                --------------------------------------------------------------------------------------------------------------------

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMMON STOCK SOLD SHORT - (3.3)%

                AIRLINES - (0.1)%

    (138,500)   Delta Air Lines Inc.                                                                                     (1,454,250)


------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE TV - (0.3)%

    (188,935)   Cablevision Systems Corporation                                                                          (4,832,957)


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT AND INSTRUMENTS - (0.2)%

    (426,900)   Solectron Corporation                                                                                    (3,030,990)


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - (0.2)%

     (53,502)   Devon Energy Corporation                                                                                 (3,020,723)


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - (0.6)%

     (50,000)   Affiliated Managers Group Inc.                                                                           (4,240,000)

     (70,335)   Capital One Financial Corporation                                                                        (4,999,412)


------------------------------------------------------------------------------------------------------------------------------------
                GAS - (0.2)%

     (86,000)   Sempra Energy                                                                                            (2,678,040)


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - (0.2)%

    (103,200)   Hilb, Roga, & Hamilton Companies                                                                         (3,299,304)


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - (0.1)%

    (107,775)   UnumProvident Corporation                                                                                (1,684,523)


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - (0.3)%

     (67,725)   Hartford Financial Services Group                                                                        (4,357,427)


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - (0.1)%

     (29,500)   Chubb Corporation                                                                                        (2,108,955)


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIALTY - (0.1)%

     (51,380)   K2 Inc.                                                                                                   (923,299)


                                       22

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                STEEL - (0.5)%

    (256,676)   United States Steel Corporation                                                                        $ (8,739,818)


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - (0.3)%

    (611,880)   Sprint Corporation PCS Group                                                                             (4,974,584)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - (0.1)%

     (95,300)   Southern Union Company                                                                                   (1,711,588)

------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks Sold Short (proceeds $40,653,707)                                                   (52,055,870)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                     50,178,932
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (45.1)%                                                   (708,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $1,568,809,547
                ====================================================================================================================

                     (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                     (a)    Security is eligible for the Dividends Receivable
                            Deduction.

                 (CBTCS)    Corporate Backed Trust Certificates.

                 (CORTS)    Corporate Backed Trust Securities.

                 (LYONS)    Liquid Yield Option Notes.

                 (PCARS)    Public Credit and Repackaged Securities.

                 (PPLUS)    PreferredPlus Trust.

               (SATURNS)    Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.

                                       23


                            Nuveen Preferred and Convertible Income Fund 2 (JQC)
                            Portfolio of
                                    INVESTMENTS January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PREFERRED SECURITIES - 44.4% (30.6% OF TOTAL INVESTMENTS)

                AUTOMOBILE - FOREIGN - 0.0%

       22,600   Magna International Inc., Series B, 8.875%                                                             $    589,860


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 0.6%

      518,000   Delphi Trust I, 8.250%                                                                                   13,809,880


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 11.4%

      100,000   ABN AMRO Capital Fund Trust VI, 6.250%                                                                    2,576,000

       98,700   ASBC Capital I, 7.625%                                                                                    2,688,588

      203,410   BAC Capital Trust I, 7.000%                                                                               5,477,831

      560,200   BAC Capital Trust II, 7.000%                                                                             14,979,748

      163,900   BAC Capital Trust III, 7.000%                                                                             4,513,806

       30,000   BAC Capital Trust IV, 5.875%                                                                                764,100

          100   Bank One Capital I, 8.000%                                                                                    2,627

       15,700   Bank One Capital II, 8.500%                                                                                 434,262

       30,300   Bank One Capital V, 8.000%                                                                                  825,675

      167,700   Bank One Capital Trust VI, 7.200%                                                                         4,489,329

       46,700   BankNorth Capital Trust II, 8.000%                                                                        1,280,981

       27,000   BNY Capital Trust IV, Series E, 6.875%                                                                      684,450

      306,984   BNY Capital Trust V, Series F, 5.950%                                                                     7,818,882

       31,300   Chase Capital Trust V, Series E, 7.030%                                                                     792,203

        2,100   Chase Capital VII, 7.000%                                                                                    53,151

      135,000   Chittenden Capital Trust I, 8.000%                                                                        3,638,250

      195,234   Citigroup Capital Trust VI, 6.875%                                                                        4,968,705

      180,700   Citigroup Capital Trust VII, 7.100%                                                                       4,895,163

      965,400   Citigroup Capital Trust VIII, 6.950%                                                                     25,814,796

      373,750   Citigroup Capital Trust IX, 6.000%                                                                        9,616,588

       24,000   Citigroup Inc., Series H, 6.231% (a)                                                                      1,296,000

      150,000   Cobank ABC, Series 144A, 7.000% (a)                                                                       7,932,300

       80,800   Comerica Capital Trust I, 7.600%                                                                          2,190,488

      133,300   Compass Capital Trust III, 7.350%                                                                         3,571,107

       42,600   First Union Capital II, Series II, 7.500% (CORTS)                                                         1,157,442

       18,700   First Union Institutional Capital II, 8.200% (CORTS)                                                        536,690

        2,900   First Union Institutional Capital II, Series III, 7.500% (CORTS)                                             76,879

       15,400   Fleet Capital Trust II, 8.000% (CORTS)                                                                      420,420

        4,400   Fleet Capital Trust VI, 8.800%                                                                              120,692

      512,200   Fleet Capital Trust VII, 7.200%                                                                          13,706,472

      430,300   Fleet Capital Trust VIII, 7.200%                                                                         11,549,252

       30,300   Harris Preferred Capital Corporation, Series A, 7.375%                                                      765,681

        4,500   JPM Capital Trust I, Series 2001-1, Class A-1, 7.850% (CORTS)                                               121,050

       43,200   JPM Capital Trust I, Series 2001-1, Class A-1, 7.200% (CORTS)                                             1,134,432


                                       24


                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

       71,965   JPMorgan Chase & Company, 7.125% (PCARS)                                                               $  1,904,914

       20,500   JPMorgan Chase Capital Trust IX, Series I, 7.500%                                                           548,375

      692,420   JPMorgan Chase Capital Trust X, 7.000%                                                                   18,674,567

      231,600   JPMorgan Chase Capital Trust XI, 5.875%                                                                   5,732,100

       73,600   JPMorgan Chase Trust, Series 2002-6, Class A, 7.125% (SATURNS)                                            1,962,912

       35,000   KeyCorp, 7.500% (CORTS)                                                                                     950,250

      195,070   KeyCorp Capital Trust V, 5.875%                                                                           4,843,588

       26,700   KeyCorp, Series 2001-7, 7.750% (CORTS)                                                                      713,157

       20,300   KeyCorp, Series B, 8.250% (CORTS)                                                                           551,957

       58,900   National Commerce Capital Trust II, 7.700%                                                                1,596,779

       21,700   ONB Capital Trust II, 8.000%                                                                                576,135

       48,300   PNC Capital Trust, 6.125%                                                                                 1,223,439

      136,400   SunTrust Capital Trust IV, 7.125%                                                                         3,671,888

       98,900   SunTrust Capital Trust V, 7.050%                                                                          2,665,355

      660,200   USB Capital Trust III, 7.750%                                                                            18,016,858

      328,500   USB Capital Trust IV, 7.350%                                                                              8,820,225

      277,000   USB Capital Trust V, 7.250%                                                                               7,492,850

       35,800   VNB Capital Trust I, 7.750%                                                                                 972,686

       28,900   Washington Mutual Capital Trust I, Series 2001-22, Class A-1, 7.650% (CORTS)                                768,596

       40,000   Wells Fargo Capital Trust IV, 7.000%                                                                      1,091,600

      420,800   Wells Fargo Capital Trust V, 7.000%                                                                      11,336,352

       85,100   Wells Fargo Capital Trust VI, 6.950%                                                                      2,290,041

      236,550   Wells Fargo Capital Trust VII, 5.850%                                                                     6,010,736

       74,600   Zions Capital Trust, Series B, 8.000%                                                                     2,069,404


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 3.0%

      299,600   Abbey National plc, 7.375%                                                                                8,239,000

       53,700   Abbey National plc, 7.250%                                                                                1,425,198

       12,100   Abbey National plc, 7.250%                                                                                  311,091

       17,200   Abbey National plc, 7.000%                                                                                  435,504

       34,200   Abbey National, Series B, 7.375%                                                                            942,894

      302,939   ABN AMRO Capital Fund Trust II, 7.125%                                                                    7,673,445

    1,004,270   ABN AMRO Capital Fund Trust V, 5.900%                                                                    24,855,683

       66,600   Banco Totta & Acores Finance, Series A, 8.875%                                                            1,875,210

        1,100   BCH Capital Ltd., Series B, 9.430%                                                                           30,300

       56,300   BSCH Finance Ltd., Series Q, 8.625%                                                                       1,534,175

       37,900   Espirito Santo Overseas, 8.500%                                                                             985,779

       61,200   National Westminster Bank plc, Series A, 7.875%                                                           1,554,480

      488,700   Royal Bank of Scotland Group plc, 5.750%                                                                 12,085,551

       52,600   Westpac Capital Trust I, 8.000%                                                                           1,356,028


------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE - 4.0%

       85,200   Bear Stearns Capital Trust III, 7.800%                                                                    2,300,400

      269,600   Bear Stearns Companies, Series G, 5.490% (a)                                                             14,081,208

        9,000   Goldman Sachs Group Inc., 6.000% (PPLUS)                                                                    230,850

       13,000   Goldman Sachs Group Inc., Series, 2003-06, 6.000% (SATURNS)                                                 332,800

       22,700   Lehman Brothers Capital Trust I, 8.000%                                                                     576,807


                                       25


                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BROKERAGE (continued)

       41,100   Lehman Brothers Holdings Capital Trust II, Series J, 7.875%                                            $  1,058,325

                Lehman Brothers Holdings Inc.:
      198,550    Series C, 5.940% (a)                                                                                    10,334,528
      118,300    Series D, 5.670% (a)                                                                                     6,154,558
      450,000    Series F, 6.500% (a)                                                                                    12,361,500

      221,700   Merrill Lynch Capital Trust, 7.000%                                                                       6,005,853

       63,900   Merrill Lynch Capital Trust II, 8.000%                                                                    1,808,370

       38,100   Merrill Lynch Preferred Capital Trust, 7.750%                                                             1,050,798

      164,700   Merrill Lynch Preferred Capital Trust IV, 7.120%                                                          4,494,663

      254,700   Merrill Lynch Preferred Capital Trust V, 7.280%                                                           7,029,720

      181,750   Morgan Stanley Capital Trust II, 7.250%                                                                   4,858,178

      235,700   Morgan Stanley Capital Trust III, 6.250%                                                                  6,069,275

      137,400   Morgan Stanley Capital Trust IV, 6.250%                                                                   3,516,066

       51,500   Morgan Stanley Capital Trust V, 5.750%                                                                    1,264,840

      105,880   Morgan Stanley, 7.050% (PPLUS)                                                                            2,850,290


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - 0.1%

       14,400   IBM Inc., 7.125% (CORTS)                                                                                    383,616

       27,500   IBM Inc., Series 2001-1, 7.125% (SATURNS)                                                                   731,775

        2,700   IBM Trust IV, 7.000% (CORTS)                                                                                 74,790


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - FOREIGN - 0.2%

        5,200   EnCana Corporation, 9.500%                                                                                  138,060

      121,600   Talisman Energy Inc., 9.000%                                                                              3,040,000

       17,800   Talisman Energy Inc., 8.900%                                                                                453,188


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.0%

       29,100   Viacom Inc., 7.300%                                                                                         785,700


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.8%

       17,200   CIT Group Incorporated, 7.750% (CORTS)                                                                      494,500

       55,400   Countrywide, 8.050% (PPLUS)                                                                               1,523,500

       51,600   Countrywide Capital Trust II, Series II, 8.000% (CORTS)                                                   1,395,780

      666,000   Countrywide Capital Trust IV, 6.750%                                                                     17,382,600

        8,000   Financial Security Assurance Holdings, 6.875%                                                               214,960

       15,100   General Electric Capital Corporation, 6.625%                                                                405,737

        7,000   Household Capital Trust V, Series X, 10.000%                                                                193,200

       35,900   Household Capital Trust VI, 8.250%                                                                          976,839

       98,100   Household Capital Trust VII, 7.500%                                                                       2,658,510

       53,000   Household Finance Corporation, 6.875%                                                                     1,408,740

       43,900   Philadelphia Industrial Development Authority, Pennsylvania, Pension, 6.550%                              1,103,646

      174,000   SLM Corporation, Series A, 6.970% (a)                                                                     9,909,300


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 1.9%

       30,300   CSFB USA, Series 2002-10, 7.000% (SATURNS)                                                                  803,253

      190,100   ING Capital Funding Trust, 7.700%                                                                         4,881,768

      534,220   ING Group NV, 7.200%                                                                                     14,728,445

      720,875   ING Group NV, 7.050%                                                                                     19,744,766


                                       26

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FOOD - 0.4%

       75,000   Dairy Farmers of America Inc., Series 144A, 7.875% (a)                                                 $  7,715,625


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - FOREIGN - 0.1%

       41,900   Grand Metropolitan Delaware LP, 9.420%                                                                    1,103,646


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.1%

       66,600   AGL Capital Trust II, 8.000%                                                                              1,818,846

       22,500   Dominion CNG Capital Trust I, 7.800%                                                                        609,075


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.0%

       26,000   Sherwin Williams Company, Series III, 7.250% (CORTS)                                                        683,540


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.4%

      155,400   AMBAC Financial Group Inc., 5.950%                                                                        4,043,508

        5,000   AMBAC Financial Group Inc., 5.875%                                                                          127,450

        3,600   MBIA Inc., 8.000%                                                                                            99,684

       93,500   Nationwide Financial Services Capital Trust II, 7.100%                                                    2,348,720

      101,400   W.R. Berkley Capital Trust, Series 2002-1, 8.125% (CBTCS)                                                 1,095,627


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 3.4%

      376,200   Aetna Incorporated, 8.500%                                                                               10,409,454

        2,800   AIG Capital Securities, Series 2002-11, 6.000% (SATURNS)                                                     71,680

       13,100   American General Capital Trust I, 7.875%                                                                    342,434

      670,301   Delphi Financial Group Inc., 8.000%                                                                      17,964,067

       20,200   Great-West L&A Capital Trust I, Series A, 7.250%                                                            518,938

       47,200   Lincoln National Capital Trust V, Series E, 7.650%                                                        1,297,528

    1,402,300   Lincoln National Capital Trust VI, 6.750%                                                                36,810,375

       62,800   PLC Capital Trust III, 7.500%                                                                             1,688,064

       61,800   PLC Capital Trust IV, 7.250%                                                                              1,662,420

       37,400   Torchmark Capital Trust I, 7.750%                                                                         1,019,150


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - 0.6%

      281,400   Hartford Capital Trust III, Series C, 7.450%                                                              7,561,218

       56,800   Hartford Life Capital Trust I, Series A, 7.200%                                                           1,443,288

       28,400   Hartford Life Capital Trust II, Series B, 7.625%                                                            756,860

       15,600   Safeco Capital Trust I, 8.750% (CORTS)                                                                      468,000

       16,300   Safeco Capital Trust I, 8.700% (CORTS)                                                                      442,382

        3,800   Safeco Capital Trust I, Series 2001-4, 8.750% (CORTS)                                                       102,600

       20,900   Safeco Capital Trust III, 8.072% (CORTS)                                                                    560,956

       10,500   Safeco Capital Trust IV, 8.375% (CORTS)                                                                     289,223

       27,900   Safeco Corporation, Series 2001-7, 8.250% (SATURNS)                                                         770,598

       24,500   Safeco Corporation, Series 2002-5, 8.250% (SATURNS)                                                         677,425


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.1%

          900   Allstate Corporation, 7.150% (PCARS)                                                                         23,931

       65,200   EverestRe Group Limited, 7.850%                                                                           1,821,688


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 4.0%

      156,300   Ace Capital Trust I, Series 1999, 8.875%                                                                  4,141,950

    1,337,883   Ace Ltd., Series C, 7.800%                                                                               37,206,526


                                       27

                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                INSURANCE - PROPERTY AND CASUALTY - FOREIGN (continued)

      314,800   Converium Finance, 8.250%                                                                              $  8,688,480

       62,800   PartnerRe Limited, 7.900%                                                                                 1,716,324

      900,702   PartnerRe Limited, Series C, 6.750%                                                                      23,742,505

                RenaissanceRe Holdings Ltd.:
       91,400    Series A, 8.100%                                                                                         2,539,092
      114,600    Series B, 7.300%                                                                                         3,111,390

                XL Capital Ltd.:
       52,000    Series A, 8.000%                                                                                         1,460,680
      101,100    Series B, 7.625%                                                                                         2,792,382


------------------------------------------------------------------------------------------------------------------------------------
                OIL - FOREIGN - 0.8%

      685,000   Nexen Inc., 7.350%                                                                                       18,118,250


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - FOREIGN - 0.0%

       11,000   Rhone-Poulenc Overseas, Series A, 8.125%                                                                    280,610


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 9.5%

      318,355   AMB Property Corporation, Series L, 6.500%                                                                7,990,711

       77,100   AvalonBay Communities Inc., Series H, 8.700%                                                              2,212,770

      216,000   BRE Properties, Series B, 8.080%                                                                          5,940,000

    1,166,500   CarrAmerica Realty Corporation, Series E, 7.500%                                                         31,378,850

                Developers Diversified Realty Corporation:
      102,100    Series G, 8.000%                                                                                         2,762,826
    1,277,845    Series H, 7.375%                                                                                        34,233,468

        3,000   Duke-Weeks Realty Corporation, Series I, 8.450%                                                              82,920

      130,000   Duke-Weeks Realty Corporation, Series I, 6.625%                                                           3,356,600

      124,700   Equity Office Properties Trust, Series G, 7.750%                                                          3,442,967

                Equity Residential Properties Trust:
        3,200    Series C, 9.125%                                                                                            89,344
       11,000    Series D, 8.600%                                                                                           308,110
      467,489    Series N, 6.480%                                                                                        11,766,698

                First Industrial Realty Trust Inc.:
        2,400    Series C, 8.625%                                                                                            66,852
       23,500    Series D, 7.950%                                                                                           593,845
       16,700    Series E, 7.900%                                                                                           424,013

       92,800   Gables Residential Trust, Series D, 7.500%                                                                2,459,200

                HRPT Properties Trust:
      416,129    Series A, 9.875%                                                                                        11,472,677
      156,300    Series B, 8.750%                                                                                         4,362,333

       96,400   New Plan Excel Realty Trust, Series E, 7.625%                                                             2,641,360

                Prologis Trust:
        3,997    Series C, 8.540%                                                                                           247,190
       96,075    Series G, 6.750%                                                                                         2,408,600

       40,000   PS Business Parks Inc., 7.000%                                                                              990,000

                Public Storage Inc.:
        2,000    Series L, 8.250%                                                                                            50,700
        5,000    Series M, 8.750%                                                                                           130,350
       24,900    Series Q, 8.600%                                                                                           682,011
      129,450    Series R, 8.000%                                                                                         3,517,157
       48,560    Series S, 7.875%                                                                                         1,314,034
       42,000    Series T, 7.625%                                                                                         1,134,000
      152,200    Series U, 7.625%                                                                                         4,147,450
       14,000    Series V, 7.500%                                                                                           380,660


                                       28

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                REAL ESTATE INVESTMENT TRUSTS (continued)

      166,100   Regency Centers Corporation, 7.450%                                                                    $  4,468,090

                Simon Property Group Inc.:
       10,300    Series F, 8.750%                                                                                           284,177
       15,100    Series G, 7.890%                                                                                           830,500

        6,300   Vornado Realty Trust, Series C, 8.500%                                                                      160,650

    1,987,734   Wachovia Preferred Funding Corporation, 7.250%                                                           57,445,513


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.3%

       36,900   AT&T Wireless, Series 2002-7, 8.000% (CORTS)                                                              1,020,285

       22,800   AT&T Wireless Services Equity, Series 2002-B, 9.250% (SATURNS)                                              666,672

       18,300   BellSouth Capital Funding, 7.100% (CORTS)                                                                   482,114

        3,000   BellSouth Capital Funding Corporation, 7.375%                                                                77,250

        1,000   BellSouth Corporation, 7.000% (CORTS)                                                                        26,690

       16,300   BellSouth Corporation, CABCO Trust, 9.750% (CORTS)                                                          424,289

       39,800   BellSouth Corporation, Series 2001-3, 7.125% (SATURNS)                                                    1,037,984

       29,800   BellSouth Inc., Series BLS, 7.000% (CORTS)                                                                  787,912

       66,000   BellSouth Telecommunications, 7.300% (PPLUS)                                                              1,752,960

       69,100   Citizens Communications Company, 8.375% (PPLUS)                                                           1,831,841

       22,200   Citizens Communications Company, Series 2001-2, 8.625% (SATURNS)                                            606,060

       42,800   Deutsche Telekom International Finance, B.V., Series 2001-24, Class A-1, 7.875% (CORTS)                   1,139,550

       50,000   SBC Communications Inc., 7.000%                                                                           1,340,500

      109,700   Telephone and Data Systems Inc., 7.600%                                                                   2,950,930

       27,100   U.S. Cellular Corporation, 8.750%                                                                           781,835

       44,300   Verizon Communications, 7.375% (CORTS)                                                                    1,202,745

      369,300   Verizon Communications, 6.200% (CORTS)                                                                    9,269,430

       16,100   Verizon Communications, Series VZ, 7.625% (CORTS)                                                           443,394

       49,000   Verizon New England Inc., Series B, 7.000%                                                                1,298,500

       19,000   Verizon South Inc., Series F, 7.000%                                                                        505,020


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.3%

       41,700   Fannie Mae, 5.125% (a)                                                                                    2,037,045

      101,700   Fannie Mae, 4.750% (a)                                                                                    4,678,200

       15,000   Federal Home Loan Mortgage Corporation, 5.000% (a)                                                          709,500


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.4%

        5,100   Consolidated Edison Company, 7.250%                                                                         139,536

        9,000   Consolidated Edison Company of New York Inc., 7.500%                                                        245,970

        4,200   Detroit Edison Company, 7.375%                                                                              106,260

        2,300   DTE Energy Trust I, 7.800%                                                                                   62,031

       28,400   Energy East Capital Trust I, 8.250%                                                                         764,812

        3,000   Entergy Louisiana Inc., 7.600%                                                                               82,050

        3,000   Georgia Power Capital Trust V, 7.125%                                                                        81,030

      150,000   Interstate Power and Light Company, 7.100% (a)                                                            4,197,750

        5,000   Mississippi Power Capital Trust II, 7.200%                                                                  134,625

        4,700   Northern States Power Company, 8.000%                                                                       130,425

        1,500   OGE Energy Capital Trust I, 8.375%                                                                           39,300


                                       29

                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

          700   Ohio Power Company, 7.375%                                                                             $     17,689

        3,700   Southern Company Capital Trust I, 8.190% (CORTS)                                                            104,192

       17,500   Southern Company Capital Trust I, 7.375% (CORTS)                                                            462,000

        4,600   Southern Company Capital Trust VI, 7.125%                                                                   126,500

       95,800   Virginia Power Capital Trust, 7.375%                                                                      2,589,474
------------------------------------------------------------------------------------------------------------------------------------
                Total Preferred Securities (cost $925,444,506)                                                          951,171,749
                --------------------------------------------------------------------------------------------------------------------


                CONVERTIBLE PREFERRED SECURITIES - 20.5% (14.2% OF TOTAL INVESTMENTS)

                AEROSPACE AND DEFENSE - 0.6%

      127,800   Northrop Grumman Corporation, 7.250%                                                                     13,310,370


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - 1.9%

      181,800   Ford Motor Company Capital Trust II, 6.500%                                                               9,753,570

    1,046,200   General Motors Corporation, 6.250%                                                                       32,400,814


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - 1.6%

      281,600   Citigroup Global Markets, 2.000%                                                                         10,974,797

       45,600   Provident Financial Group Incorporated, 9.000%                                                            1,443,240

       29,725   State Street Corporation, 6.750%                                                                          7,435,709

      231,200   Washington Mutual Inc., Unit 1 Trust, 5.375%                                                             13,950,608


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 0.5%

      273,600   National Australia Bank Limited, 7.875%                                                                  10,733,328


------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE TV - 1.0%

      374,000   Cablevision Systems Corporation, Trust I, 6.500%                                                          9,937,180

      137,000   Emmis Communications Corporation, Series A, 6.250%                                                        6,987,000

       97,500   Sinclair Broadcast Group Inc., Series D, 6.000%                                                           4,801,875


------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES - 0.9%

      208,100   Cendant Corporation, 7.750%                                                                              10,411,243

      138,775   Interpublic Group, Series A, 5.375%                                                                       8,361,194


------------------------------------------------------------------------------------------------------------------------------------
                DISTILLERS/BREWERS - 0.1%

       57,700   Constellation Brands Inc., 5.750%                                                                         1,818,127


------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED METALS - 0.3%

       37,820   Phelps Dodge Corporation, 6.750%                                                                          6,219,499


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT AND INSTRUMENTS - 0.6%

      182,200   Pioneer-Standard Financial Trust, 6.750%                                                                  9,269,425

      167,000   Solectron Corporation, 7.250%                                                                             3,303,260


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.6%

      105,000   Chesapeake Energy Corporation, Series 144A, 6.000%                                                        7,599,375

      125,000   Kerr McGee Corporation, 5.500%                                                                            6,063,750


------------------------------------------------------------------------------------------------------------------------------------
                ENVIRONMENTAL SERVICES - 0.1%

       25,900   Allied Waste Industries Inc., 6.250%                                                                      1,960,112


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.6%

      162,000   Affiliated Managers Group Inc., 6.000%                                                                    4,456,620

      309,000   Gabelli Asset Management Inc., 6.950%                                                                     8,213,220


                                       30

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FOREST PRODUCTS/PAPER - 0.4%

      149,000   Temple Inland Inc., 7.500%                                                                             $  8,208,410


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.5%

      377,300   Sempra Energy, 8.500%                                                                                    10,756,823


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE DISTRIBUTORS AND SERVICES - 0.4%

       86,500   Anthem Inc., 6.000%                                                                                       8,378,390


------------------------------------------------------------------------------------------------------------------------------------
                HOUSEHOLD DURABLES - 0.4%

      187,325   Newell Financial Trust I, 5.250%                                                                          8,991,600


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.4%

      222,100   Teekay Shipping Corporation, 7.250%                                                                       8,644,132


------------------------------------------------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY SERVICES - 0.4%

      358,000   Electronic Data Systems Corporation, 7.625%                                                               7,829,460


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.5%

      167,000   Reinsurance Group of America Inc., 5.750%                                                                10,015,825


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - 0.6%

      194,100   Prudential Financial Capital Trust I, 6.750%                                                             13,140,570


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.5%

      147,000   Chubb Corporation, 7.000%                                                                                 4,285,050

      208,650   PMI Group Inc., 5.875%                                                                                    5,370,651


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - FOREIGN - 0.7%

      249,000   PartnerRe Limited, 8.000%                                                                                14,230,350


------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.6%

      244,000   Baxter International Inc., 7.000%                                                                        12,602,600


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 0.5%

      225,250   Equity Office Properties Trust, Series B, 5.250%                                                         11,285,025


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - OTHER - 0.4%

      157,000   Host Marriott Financial Trust, 6.750%                                                                     8,536,875


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.5%

      228,000   Toys R Us Inc., 6.250%                                                                                    9,690,000


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - 0.1%

       45,000   Capital One Financial Corporation, 6.250%                                                                 2,385,000


------------------------------------------------------------------------------------------------------------------------------------
                STEEL - 0.4%

      216,700   TXI Capital Trust I, 6.500%                                                                               9,513,130


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 0.8%

      245,300   Alltel Corporation, 7.750%                                                                               12,387,650

      400,000   Sprint Corporation, 7.125%                                                                                3,708,000


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS EQUIPMENT - 1.5%

        9,200   Lucent Technologies Capital Trust I, 7.750%                                                              12,466,000

      200,100   Motorola Inc., 7.000%                                                                                     9,570,783

           75   Nortel Networks Corporation, 7.000%                                                                      10,244,825


                                       31

                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.1%

      173,000   Cinergy Corporation, 9.500%                                                                            $ 11,013,180

      197,500   Dominion Resources Inc., 8.750%                                                                          11,129,125

      154,500   FPL Group Inc., 8.000%                                                                                    8,914,650

      272,600   PPL Capital Funding Trust I, 7.750%                                                                       6,324,320

      151,300   Public Service Enterprise Group, 10.250%                                                                  9,627,219
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Preferred Securities (cost $385,645,117)                                              438,653,959
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED - HYBRID SECURITIES - 1.4% (1.0% OF TOTAL INVESTMENTS)

                TELECOM - 1.4%

       24,080   Centaur Funding Corporation, Series B-144A, 9.080%, 4/21/20                                              30,814,887
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Hybrid Securities (cost $28,808,130)                                           30,814,887
                --------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONVERTIBLE BONDS - 26.2% (18.1% OF TOTAL INVESTMENTS)

                ADVERTISING - 0.6%

        3,840   Doubleclick Inc., Series 144A, 0.000%, 7/15/23                                                            4,387,200

        9,100   Interpublic Group Companies, Convertible Subordinated Notes, Series B, 1.870%, 6/01/06                    8,440,250

------------------------------------------------------------------------------------------------------------------------------------
                AEROSPACE AND DEFENSE - 0.5%

       10,125   AAR Corporation, Series 144A, 2.875%, 2/01/24                                                            10,175,625


------------------------------------------------------------------------------------------------------------------------------------
                AIRLINES - 1.2%

        8,450   American Airlines Corporation, Series 144A, 4.250%, 9/23/23                                              10,435,750

        8,050   Continental Airlines Inc., 4.500%, 2/01/07                                                                7,204,750

        3,200   Northwest Airlines Corporation, 6.625%, 5/15/23                                                           3,656,000

        3,100   Northwest Airlines Corporation, Convertible Notes, Series 144A, 6.625%, 5/15/23                           3,541,750

------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - 0.6%

        2,670   Fleetwood Enterprises Inc., Series 144A, 5.000%, 12/15/23                                                 3,544,425

        8,700   Sonic Automotive Inc., Convertible Senior Subordinated Notes, 5.250%, 5/07/09                             8,428,125


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 0.2%

        5,000   Tower Automotive Inc., 5.000%, 8/01/04                                                                    5,031,250


------------------------------------------------------------------------------------------------------------------------------------
                BIOTECHNOLOGY - 0.7%

        4,400   Echostar Communications Corporation, Convertible Subordinated Notes, 5.750%, 5/15/08                      4,680,500

        6,165   Fisher Scientific International Inc., Convertible Senior Notes, 2.500%, 10/01/23                          7,266,994

        3,500   Ivax Corporation, Convertible Senior Subordinated Notes, 4.500%, 5/15/08                                  3,570,000


------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE TV - 3.4%

      860,000   Comcast Corporation, 2.000%, 10/15/29                                                                    30,874,000

       26,800   Liberty Media Corporation, Senior Debentures Exchangeable for PCS Common, 4.000%, 11/15/29               18,994,500

       15,750   Liberty Media Corporation, Senior Debentures Exchangeable for Class B, 3.250%, 3/15/31                   15,474,375

        8,900   Mediacom Communications Corporation, Convertible Senior Notes, 5.250%, 7/01/06                            8,799,875


------------------------------------------------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES - 1.1%

        8,900   Bowne and Company Incorporated, Series 144A, 5.000%, 10/01/33                                             9,890,125

        5,490   Lamar Advertising Company, Convertible Notes, Series 144A, 2.875%, 12/31/10                               5,805,675

        8,500   Quanta Services Incorporated, 4.000%, 7/01/07                                                             8,043,125


                                       32

    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COMPUTER - 1.8%

        4,200   Computer Associates International Inc., 5.000%, 3/15/07                                                $  5,239,500

        7,000   Electronic Data Systems, Convertible Senior Notes, Series 144A, 3.875%, 7/15/23                           7,437,500

       16,500   Hewlett-Packard Company, 0.000%, 10/14/17                                                                 9,384,375

        3,815   Maxtor Corporation, Convertible Senior Notes, Series 144A, 6.800%, 4/30/10                                5,069,181

        7,100   Mentor Graphics Corporation, Convertible Subordinate Notes, Series B, 6.875%, 6/15/07                     7,792,250

        2,650   Red Hat Inc., Convertible Bonds, 144A, 0.500%, 1/15/24                                                    2,765,938


------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED METALS - 0.3%

        3,635   Freeport McMoran Inc., 7.000%, 2/11/11                                                                    5,634,250


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT AND INSTRUMENTS - 1.1%

       21,000   Anixter International Inc., 0.000%, 6/28/20                                                               7,192,500

       22,000   Arrow Electronics Inc., 0.000%, 2/21/21                                                                  12,072,500

       60,775   General Cable Corporation, Series 144A, 5.750%, 11/24/13                                                  3,638,903


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.7%

        8,600   Kerr McGee Corporation, 5.250%, 2/15/10                                                                   9,266,500

        4,170   McMoran Exploration Corporation, Notes, Series 144A, 6.000%, 7/02/08                                      5,952,675


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 0.2%

        4,200   Lions Gate Entertainment Corporation, Convertible Bonds, Series 144A, 4.875%, 12/15/10                    5,003,250

------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.4%

        8,000   Providian Financial Corporation, Convertible Senior Notes, 3.250%, 8/15/05                                7,650,000


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - FOREIGN - 0.1%

        2,650   JMH Finance Limited, 4.750%, 9/06/07                                                                      2,801,074


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE DISTRIBUTORS AND SERVICES - 0.7%

        8,700   Lifepoint Hospitals Inc., Convertible Subordinate Notes, 4.500%, 6/01/09                                  9,319,875

        5,400   Province Healthcare Inc., Convertible Subordinated Notes, 4.250%, 10/10/08                                5,568,750


------------------------------------------------------------------------------------------------------------------------------------
                HOTELS - 0.3%

        5,425   Fairmont Hotels and Resorts Inc., Convertible Notes, Series 144A, 3.750%, 12/01/23                        5,770,844

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 0.2%

        4,900   EDO Corporation, Convertible Subordinate Notes, 5.250%, 4/15/07                                           5,304,250


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATE - 0.9%

        7,000   Tyco International Group Limited, Convertible Notes, Series 144A, 3.125%, 1/15/23                         9,651,250

        7,200   Tyco International Group SA, 3.125%, 1/15/23                                                              9,927,000


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - 0.6%

      505,800   Travelers Property and Casualty Company, 4.500%, 4/15/32                                                 12,999,060


------------------------------------------------------------------------------------------------------------------------------------
                LEISURE FACILITIES - 1.0%

       10,775   Carnival Corporation, 2.000%, 4/15/21                                                                    13,684,250

       16,000   Royal Caribbean Cruises Limited, Senior Convertible Notes, 0.000%, 2/2/21 (LYONS)                         8,580,000

------------------------------------------------------------------------------------------------------------------------------------
                NETWORKING EQUIPMENT - 0.5%

        3,700   Agere Systems Inc., 6.500%, 12/15/09                                                                      5,873,750

        4,115   Brocade Communications Systems Inc., 2.000%, 1/01/07                                                      3,837,238


------------------------------------------------------------------------------------------------------------------------------------
                OFFICE ELECTRONICS - 0.4%

        8,200   IOS Capital LLC, Convertible Subordinate Debentures, Series 144A, 5.000%, 5/01/07                         8,927,750


                                       33


                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)
    PRINCIPAL
AMOUNT (000)/                                                                                                                MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                OIL - 0.5%

        9,250   Schlumberger Limited, 2.125%, 6/01/23                                                                  $  9,677,813


------------------------------------------------------------------------------------------------------------------------------------
                OIL SERVICES - 0.4%

        4,500   Maverick Tube Corporation, 4.000%, 6/15/33                                                                4,612,500

        4,000   Maverick Tube Corporation, 4.000%, 6/15/33                                                                4,100,000


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 1.8%

        1,755   Atherogenics Inc., Series 144A, 4.500%, 9/01/08                                                           2,764,125

        4,125   Indevus Pharmaceuticals Inc., Convertible Senior Debentures, Series 144A, 6.250%, 7/15/08                 5,646,094

        7,000   Ivax Corporation, Convertible Bonds, 5.500%, 5/15/07                                                      7,253,750

        8,000   Medarex Inc., Convertible Subordinated Notes, 4.500%, 7/01/06                                             7,740,000

        8,900   Teva Pharmaceutical Finance, Series B, 0.250%, 2/01/24                                                    9,222,625

                Valeant Pharmaceuticals International, Series 144A:
        4,350    3.000%, 8/16/10                                                                                          4,649,062
        2,545    4.000%, 11/15/13                                                                                         2,758,144


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE INVESTMENT TRUSTS - 0.8%

       10,800   EOP Operating LP, Convertible Notes, 7.250%, 11/15/08                                                    11,421,000

        8,615   TrizecHahn Corporation, 3.000%, 1/29/21                                                                   6,159,725


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.5%

        9,400   Best Buy Company Inc., 2.250%, 1/15/22                                                                   10,058,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIALTY - 0.9%

        7,820   Charming Shoppes Inc., 4.750%, 6/01/12                                                                    7,771,125

        1,165   K2 Corporation, Convertible Notes, Series 144A, 5.000%, 6/15/10                                           1,862,544

       11,450   Lowes Companies Inc., 0.000%, 2/16/21                                                                    10,161,875


------------------------------------------------------------------------------------------------------------------------------------
                SEMICONDUCTOR - 0.6%

        5,500   ASM Lithography Holding NV, 5.750%, 10/15/06                                                              6,930,000

        5,865   Triquint Semiconductor Inc., 4.000%, 3/01/07                                                              5,784,356


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.2%

        3,775   Lucent Technologies Inc., 2.750%, 6/15/23                                                                 6,044,719

       10,000   Nextel Communications Inc., Convertible Senior Notes, Series 144A, 6.000%, 6/01/11                       11,850,000

                NII Holdings Inc., Series 144A:
        2,975    3.500%, 9/15/33                                                                                          4,276,563
        2,990    2.880%, 2/01/34                                                                                          2,975,050


------------------------------------------------------------------------------------------------------------------------------------
                TELECOMMUNICATIONS EQUIPMENT - 1.2%

       10,000   Ciena Corporation, 3.750%, 2/01/08                                                                        9,412,500

       11,500   Liberty Media Corporation, Senior Debentures, Exchangeable for Motorola, 3.500%, 1/15/31                 10,493,750

        4,295   Skyworks Solutions Inc., 4.750%, 11/15/07                                                                 6,115,006


------------------------------------------------------------------------------------------------------------------------------------
                TOY MANUFACTURER - 0.4%

        7,000   Hasbro Inc., 2.750%, 12/01/21                                                                             8,006,250


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 0.4%

      260,000   Centerpoint Energy Inc., 2.000%, 9/15/29                                                                  8,640,840
------------------------------------------------------------------------------------------------------------------------------------

                Total Convertible Bonds (cost $510,552,397)                                                             560,976,123
                --------------------------------------------------------------------------------------------------------------------


                                       34

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE BONDS - 16.0% (11.1% OF TOTAL INVESTMENTS)

                AUTOMOBILE - 2.5%

$       6,000   Asbury Automotive Group Inc., 9.000%, 6/15/12                                                          $  6,360,000

                Ford Motor Company:
        2,000    8.900%, 1/15/32                                                                                          2,303,288
       17,095    9.980%, 2/15/47                                                                                         21,602,781
        7,570    7.700%, 5/15/97                                                                                          7,391,136

                General Motors Corporation, Senior Debentures:
        7,530    8.375%, 7/15/33                                                                                          8,610,367
        8,868    7.375%, 5/23/48                                                                                          8,613,471


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE PARTS - 0.2%

        4,000   Tenneco Automotive Inc., 10.250%, 7/15/13                                                                 4,660,000


------------------------------------------------------------------------------------------------------------------------------------
                BIOTECHNOLOGY - 0.1%

        1,500   Fisher Scientific International Inc., 8.000%, 9/01/13                                                     1,650,000


------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE TV - 1.3%

        6,900   Allbritton Communications Company, Series B, 7.750%, 12/15/12                                             7,279,500

                Cablevision Systems Corporation:
        3,000    7.250%, 7/15/08                                                                                          3,217,500
        2,000    8.125%, 7/15/09                                                                                          2,200,000

        5,000   Cablevision Systems Corporation, Series B, 8.125%, 8/15/09                                                5,500,000

        5,500   Young Broadcasting Inc., Senior Subordinate Notes, 10.000%, 3/01/11                                       6,022,500

                Young Broadcasting Inc., Series 144A:
        1,000    8.500%, 12/15/08                                                                                         1,087,500
        2,000    8.750%, 1/15/14                                                                                          2,130,000


------------------------------------------------------------------------------------------------------------------------------------
                CEMENT AND GYPSUM - 0.1%

        2,000   Texas Industries Inc., 10.250%, 6/15/11                                                                   2,310,000


------------------------------------------------------------------------------------------------------------------------------------
                CHEMICAL SPECIALTY - 0.3%

        6,500   OM Group Inc., 9.250%, 12/15/11                                                                           6,890,000


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 0.3%

        2,563   Chesapeake Energy Corporation, 9.000%, 8/15/12                                                            2,947,450

        1,000   Tesoro Petroleum Corporation: 8.000%, 4/15/08                                                             1,087,500

                Tesoro Petroleum Corporation, Senior Subordinate Notes, Series B,
        1,000    9.000%, 7/01/08                                                                                          1,045,000
        1,000    9.625%, 11/01/08                                                                                         1,107,500


------------------------------------------------------------------------------------------------------------------------------------
                ENTERTAINMENT - 2.5%

        1,980   AMC Entertainment Inc., 9.875%, 2/01/12                                                                   2,232,450

        1,850   AMC Entertainment Incorporated, 9.500%, 2/01/11                                                           1,942,500

                Argosy Gaming Company:
        3,000    10.750%, 6/01/09                                                                                         3,240,000
        1,880    8.880%, 5/15/07                                                                                          1,966,950

        5,190   Aztar Corporation, 9.000%, 8/15/11                                                                        5,760,900

                Boyd Gaming Corporation:
        2,345    8.750%, 4/15/12                                                                                          2,602,950
        4,075    7.750%, 12/15/12                                                                                         4,406,094

        6,000   Cinemark USA Inc., 9.000%, 2/01/13                                                                        6,810,000

        1,000   Cinemark USA Inc., Series B, 8.500%, 8/01/08                                                              1,047,500

        1,000   Isle of Capri Casinos Inc., Series B, 8.750%, 4/15/09                                                     1,057,500

        3,000   Las Vegas Sands Inc., Venetian Casino Resorts LLC, Mortgage Notes, 11.000%, 6/15/10                       3,435,000


                                       35


                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ENTERTAINMENT (continued)

$       2,000   Mirage Inc., 6.750%, 8/01/07                                                                           $  2,140,000

        1,000   Park Place Entertainment, 9.375%, 2/15/07                                                                 1,135,000

        1,000   Park Place Entertainment, Senior Subordinate Notes, 7.875%, 3/15/10                                       1,126,250

        3,500   Park Place Entertainment, Unsecured Senior Subordinate Notes, 7.875%, 12/15/05                            3,753,750

          500   PennNational Gaming Inc., Series B, 11.125%, 3/01/08                                                        567,500

        2,000   PennNational Gaming Inc., Senior Subordinated Notes, 8.875%, 3/15/10                                      2,190,000

        3,000   Pinnacle Entertainment Inc., 8.750%, 10/01/13                                                             3,135,000

        2,000   Pinnacle Entertainment Inc., Senior Subordinate Notes, Series B, 9.250%, 2/15/07                          2,075,000

        3,500   Station Casinos Incorporated, 9.875%, 7/01/10                                                             3,902,500


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.5%

        3,450   MDP Acquisitions plc, Senior Notes, 9.625%, 10/01/12                                                      3,933,000

        4,000   Universal City Development Partners, Series 144A, Senior Notes, 11.750%, 4/01/10                          4,770,000

        2,000   Williams Scotsman Inc., 10.000%, 8/15/08                                                                  2,220,000


------------------------------------------------------------------------------------------------------------------------------------
                FOOD - 1.1%

        7,610   Del Monte Corporation, 8.625%, 12/15/12                                                                   8,409,050

                Dole Foods Company:
        1,435    8.625%, 5/01/09                                                                                          1,571,325
        7,000    7.875%, 7/15/13                                                                                          7,735,000

        1,000   Seminis Vegetable Seeds Inc., Series 144A, 10.250%, 10/01/13                                              1,085,000

        4,020   Stater Brothers Holdings Inc., 10.750%, 8/15/06                                                           4,261,200


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 0.0%

        1,000   Suburban Propane Partnership LP, 6.875%, 12/15/13                                                         1,030,000


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE DISTRIBUTORS AND SERVICES - 0.1%

        2,000   Service Corporation International, 7.700%, 4/15/09                                                        2,140,000


------------------------------------------------------------------------------------------------------------------------------------
                HOMEBUILDING - 0.5%

        1,000   D.R. Horton Inc., Senior Notes, 10.500%, 4/01/05                                                          1,082,500

        5,000   KB Home, 8.625%, 12/15/08                                                                                 5,650,000

        3,000   William Lyon Homes Inc., Unsecured Senior Notes, 10.750%, 4/01/13                                         3,525,000


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 1.5%

                Allied Waste North America:
          114    7.875%, 1/01/09                                                                                            119,130
        6,235    10.000%, 8/01/09                                                                                         6,749,388

        2,000   Berry Plastics Corporation, 10.750%, 7/15/12                                                              2,340,000

        4,500   K. Hovnanian Enterprises Inc., Senior Subordinate Notes, 8.875%, 4/01/12                                  4,950,000

        3,000   Laidlaw International Inc., Senior Notes, Series 144A, 10.750%, 6/15/11                                   3,498,750

        3,000   Owens-Brockway Glass Containers, Guaranteed Senior Notes, 8.250%, 5/15/13                                 3,225,000

        3,000   Owens-Illinois Inc., 7.500%, 5/15/10                                                                      3,105,000

                Terex Corporation, Senior Subordinated Notes, Series 144A:
        3,000    10.380%, 4/01/11                                                                                         3,435,000
        3,000    9.250%, 7/15/11                                                                                          3,352,500

        2,210   United States Can Corporation, Series B, 10.875%, 7/15/10                                                 2,353,650


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL CONGLOMERATES - 0.2%

        4,000   Jacuzzi Brands Inc., Senior Secured Notes, Series 144A, 9.625%, 7/01/10                                   4,400,000


                                       36


    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LEISURE FACILITIES - 0.4%

$       4,100   Intrawest Corporation, 7.500%, 10/15/13                                                                $  4,284,500

        3,500   Intrawest Corporation, Senior Notes, 10.500%, 2/01/10                                                     3,880,625

------------------------------------------------------------------------------------------------------------------------------------
                MEDICAL PRODUCTS - 0.4%

                Iasis Healthcare Corporation:
        4,480    13.000%, 10/15/09                                                                                        5,051,200
        2,455    8.500%, 10/15/09                                                                                         2,590,025


------------------------------------------------------------------------------------------------------------------------------------
                NETWORKING EQUIPMENT - 0.3%

        5,000   Avaya Inc., 11.125%, 4/01/09                                                                              5,887,500


------------------------------------------------------------------------------------------------------------------------------------
                OIL SERVICES - 0.1%

        2,000   Premcor Refining Group Inc., 7.500%, 6/15/15                                                              2,190,000


------------------------------------------------------------------------------------------------------------------------------------
                PAPER - 0.4%

        2,000   Georgia Pacific Corporation, Debentures, 7.700%, 6/15/15                                                  2,105,000

        5,000   Georgia Pacific Corporation, Notes, 8.125%, 5/15/11                                                       5,462,500


------------------------------------------------------------------------------------------------------------------------------------
                PHARMACEUTICALS - 0.1%

        2,000   Quintiles Transnational Corporation, Series144A, 10.000%, 10/01/13                                        2,190,000


------------------------------------------------------------------------------------------------------------------------------------
                PUBLISHING AND PRINTING - 1.9%

        2,345   American Media Operations Inc., 8.875%, 1/15/11                                                           2,591,225

        6,000   American Media Operations Inc., Series B, 10.250%, 5/01/09                                                6,405,000

                Dex Media West/Finance, Series 144A:
        1,000    8.500%, 8/15/10                                                                                          1,105,000
        2,250    9.875%, 8/15/13                                                                                          2,570,625

        3,855   Mail-Well I Corporation, Senior Unsecured Notes, Series 144A, 9.625%, 3/15/12                             4,356,150

        8,000   Primedia Inc., Senior Notes, 8.875%, 5/15/11                                                              8,400,000

        2,000   R H Donnelley Finance Corp 1, 10.875%, 12/15/12                                                           2,395,000

        2,000   Sum Media Corporation, 7.625%, 2/15/13                                                                    2,190,000

       10,000   Vertis Inc., 9.750%, 4/01/09                                                                             10,925,000


------------------------------------------------------------------------------------------------------------------------------------
                RESTAURANTS - 0.3%

        4,350   Dominos Inc., 8.250%, 7/01/11                                                                             4,676,250

        2,000   Tricon Golbal Restaurants Incorporated, 8.875%, 4/15/11                                                   2,445,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 0.4%

                Saks Inc., Notes:
        2,000    7.500%, 12/01/10                                                                                         2,190,000
        1,000    9.880%, 10/01/11                                                                                         1,210,000
        4,000    7.380%, 2/15/19                                                                                          4,100,000


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIALTY - 0.4%

        8,000   Warnaco Inc., Series 144A, Senior Notes, 8.875%, 6/15/13                                                  8,560,000


------------------------------------------------------------------------------------------------------------------------------------
                STEEL - 0.1%

        2,000   United States Steel Corporation, 9.750%, 5/15/10                                                          2,280,000
------------------------------------------------------------------------------------------------------------------------------------

                Total Corporate Bonds (cost $326,054,098)                                                               343,523,430
                --------------------------------------------------------------------------------------------------------------------

                CAPITAL PREFERRED SECURITIES - 26.3% (18.2% OF TOTAL INVESTMENTS)

                BANKING - 10.5%

       46,000   AgFirst Farm Credit Bank, 7.300%, 10/15/49                                                               46,832,600

        9,700   Bank One Capital III, 8.750%, 9/01/30                                                                    12,972,159


                                       37

                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                BANKING (continued)

$       1,974   BankAmerica Capital II, Series 2, 8.000%, 12/15/26                                                     $  2,288,545

        2,600   BankAmerica Institutional Capital Trust, Series B, 7.700%, 12/31/26                                       2,957,001

        5,000   BankAmerica Institutional Trust, 8.070%, 12/31/26                                                         5,773,230

        2,000   BankBoston Capital Trust I, Series B, 8.250%, 12/15/26                                                    2,342,844

          500   Barnett Capital I, 8.060%, 12/01/26                                                                         576,603

        6,273   BT Capital Trust, Series B1, 7.900%, 1/15/27                                                              7,160,604

       15,000   BT Institutional Capital Trust A, Series 144A, 8.090%, 12/01/26                                          17,350,170

          900   Chase Capital Trust I, Series A, 7.670%, 12/01/26                                                         1,008,619

        1,000   Citigroup Capital III, 7.625%, 12/01/36                                                                   1,193,092

        3,000   Compass Trust I, Series A, 8.230%, 1/15/27                                                                3,368,058

        2,350   FBS Capital Trust I, 8.090%, 11/15/26                                                                     2,733,092

        6,000   First Chicago NBD Institutional Capital, 7.950%, 12/01/26                                                 6,819,900

        4,315   First Chicago NBD Institutional Capital Trust, Series B, 7.750%, 12/01/26                                 4,848,558

        3,750   First Empire Capital Trust I, 8.234%, 2/01/27                                                             4,378,103

       10,000   First Empire Capital Trust II, 8.277%, 6/01/27                                                           11,759,960

        3,000   First Midwest Bancorp Inc., Series 144A, 6.950%, 12/01/33                                                 3,220,158

        2,000   First Union Institutional Capital I, 8.040%, 12/01/26                                                     2,327,752

        3,500   First Union Capital Trust II, Series A, 7.950%, 11/15/29                                                  4,354,165

          500   First Union Institutional Capital II, 7.850%, 1/01/27                                                       567,769

        2,150   JPM Capital Trust I, 7.540%, 1/15/27                                                                      2,391,181

        3,000   JPM Capital Trust II, 7.950%, 2/01/27                                                                     3,442,482

       15,000   KeyCorp Institutional Capital Trust A, 7.826%, 12/01/26                                                  16,891,905

       18,060   Mellon Capital Trust I, Series A, 7.720%, 12/01/26                                                       20,460,842

       17,500   North Fork Capital Trust II, 8.000%, 12/15/27                                                            19,745,915

          500   PNC Institutional Capital Securities, 7.950%, 12/15/26                                                      570,299

        1,500   Reliance Capital Trust I, Series B, 8.170%, 5/01/28                                                       1,706,037

        1,002   Republic New York Capital II, Capital Securities, 7.530%, 12/04/26                                        1,112,905

        9,000   State Street Institutional Capital Trust, Series 144A, 8.035%, 3/15/27                                   10,418,904

        1,225   Union Planters Capital Trust A, 8.200%, 12/15/26                                                          1,378,371


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - FOREIGN - 8.1%

       20,000   Abbey National Capital Trust I, 8.963%, 6/30/20                                                          27,018,900

       29,075   Barclays Bank plc, Series 144A, 6.860%, 9/29/49                                                          32,311,135

       21,000   CBA Capital Trust I, Series 144A, 5.805%, 12/31/49                                                       21,969,738

       20,000   HSBC Capital Funding LP, Debt, 10.176%, 6/30/50                                                          29,752,680

        8,388   HSBC Capital Funding LP, Series 144A, 9.547%, 12/31/49                                                   10,740,582

       10,105   KBC Bank Fund Trust III, Series 144A, 9.860%, 11/29/49                                                   12,835,179

        6,508   Royal Bank of Scotland Group PLC, 7.648%, 8/31/49                                                         7,911,079

       23,490   Unicredito Italiano Capital Trust, Series 144A, 9.200%, 10/05/49                                         29,657,769


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 0.2%

          500   Countrywide Capital Trust I, 8.000%, 12/15/26                                                               554,402

        4,000   Keycorp Capital III, 7.750%, 7/15/29                                                                      4,682,152


                                       38

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FINANCIAL - FOREIGN - 0.9%

$       2,000   AB Svensk Exportkredit, 6.375%, 10/27/49                                                               $  2,065,512

       10,000   ING Capital Funding Trust III, 8.439%, 12/29/49                                                          12,160,090

        4,472   St. George Funding Company LLC, 8.485%, 6/30/47                                                           5,294,083


------------------------------------------------------------------------------------------------------------------------------------
                GAS - 1.0%

       18,855   KN Capital Trust III, 7.630%, 4/15/28                                                                    21,345,010


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - FINANCIAL - 0.0%

          612   Berkeley Capital Trust, 8.197%, 12/20/45                                                                    663,246


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - 0.9%

       10,000   American General Capital II, 8.500%, 7/01/30                                                             13,415,200

        4,750   American General Institutional Capital, 8.125%, 3/15/46                                                   6,214,368


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - LIFE - FOREIGN - 0.7%

       12,890   Sun Life Canada Capital Trust, Capital Securities, 8.526%, 5/06/47                                       15,323,838


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - MULTIPLE LINE - 2.1%

       16,260   Safeco Capital Trust I, Capital Securities, 8.072%, 7/15/37                                              18,770,918

       23,513   Zurich Capital Trust I, 8.376%, 6/01/37                                                                  26,869,998


------------------------------------------------------------------------------------------------------------------------------------
                REAL ESTATE - OTHER - 1.4%

       30,000   Mangrove Bay, Class 3, Series 144A, 6.102%, 7/15/33                                                      30,345,000


------------------------------------------------------------------------------------------------------------------------------------
                SAVINGS AND LOAN - 0.2%

        3,365   Great Western Financial Trust II, Series A, 8.206%, 2/01/27                                               3,904,659


------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES GOVERNMENT AGENCY - 0.3%

        5,000   Farm Credit Bank of Texas, 7.561%, 11/05/49                                                               5,187,630


------------------------------------------------------------------------------------------------------------------------------------
                UTILITY - 0.0%

          750   ComEd Financing II, Series B, 8.500%, 1/15/27                                                               890,618
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred Securities (cost $557,750,146)                                                  562,835,609
                --------------------------------------------------------------------------------------------------------------------


                CAPITAL PREFERRED EURO-MARKET LISTED SECURITIES - 7.9% (5.5% OF TOTAL INVESTMENTS)


                BANKING - FOREIGN - 6.6%

       15,750   BNP Paribas Capital Trust, 7.200%, 12/31/49                                                              16,448,198

       29,750   C.A. Preferred Funding Trust, 7.000%, 1/30/49                                                            30,659,309

       54,150   HBOS Capital Funding LP, Notes, 6.850%, 3/01/49                                                          54,768,989

       17,000   Lloyds TSB Bank PLC, Subordinate Notes, 6.900%, 11/22/49                                                 17,606,915

       21,250   RBS Capital Trust B, 6.800%, 12/31/49                                                                    21,548,133


------------------------------------------------------------------------------------------------------------------------------------
                FINANCIAL - 1.3%

       27,850   Old Mutual Capital Funding, Notes, 8.000%, 6/22/53                                                       27,969,917
------------------------------------------------------------------------------------------------------------------------------------

                Total Capital Preferred - Euro-Market Listed Securities (cost $170,002,496)                             169,001,461
                --------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3% (0.9% OF TOTAL INVESTMENTS)

                UNITED STATES GOVERNMENT AGENCY - 0.9%

       20,000   Fannie Mae, 4.625%, 5/01/13                                                                              19,754,100

------------------------------------------------------------------------------------------------------------------------------------
                UNITED STATES TREASURY NOTES - 0.4%

        7,700   United States of America Treasury Notes, 3.375%, 11/15/08                                                 7,795,049
------------------------------------------------------------------------------------------------------------------------------------

                Total U.S. Government and Agency Obligations (cost $28,218,070)                                          27,549,149
                --------------------------------------------------------------------------------------------------------------------


                                       39

                        Nuveen Preferred and Convertible Income Fund 2 (JQC) (continued)
                               Portfolio of INVESTMENTS January 31, 2004 (Unaudited)

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 0.6% (0.4% OF TOTAL INVESTMENTS)

$      12,760   State Street Bank Repurchase Agreement, United States Government Securities                            $ 12,760,000
                 0.920%, date 1/30/04, due 2/02/04, repurchase price $12,760,978, collateralized by
                 U.S. Treasury Bonds
------------------------------------------------------------------------------------------------------------------------------------

                Total Short-Term Investments (cost $12,760,000)                                                          12,760,000
                --------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $2,945,234,960) - 144.6%                                                      3,097,286,367
                --------------------------------------------------------------------------------------------------------------------

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS SOLD SHORT - (3.3)%

                AEROSPACE AND DEFENSE - (0.3)%

     (74,100)   Northrop Gruman Corporation                                                                             (7,166,211)


------------------------------------------------------------------------------------------------------------------------------------
                AUTOMOBILE - (0.2)%

    (368,000)   Ford Motor Company                                                                                      (5,350,720)


------------------------------------------------------------------------------------------------------------------------------------
                BANKING - (0.0)%

     (25,000)   Provident Financial Group Inc.                                                                            (852,250)


------------------------------------------------------------------------------------------------------------------------------------
                BROADCASTING AND CABLE TV - (0.4)%

    (330,545)   Cablevision Systems Corporation                                                                         (8,455,341)


------------------------------------------------------------------------------------------------------------------------------------
                COMPUTER - (0.3)%

    (292,800)   Electronic Data Systems Corporation                                                                     (7,015,488)


------------------------------------------------------------------------------------------------------------------------------------
                DIVERSIFIED METALS - (0.1)%

     (32,200)   Phelps Dodge Corporation                                                                                (2,436,574)


------------------------------------------------------------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT AND INSTRUMENTS - (0.1)%

    (361,000)   Solectron Corporation                                                                                   (2,563,100)


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - (0.3)%

     (97,926)   Devon Energy Corporation                                                                                (5,528,902)


------------------------------------------------------------------------------------------------------------------------------------
                FINANCE - (0.2)%

     (37,000)   Affiliated Managers Group Inc.                                                                          (3,137,600)

     (25,000)   Capital One Financial Corporation                                                                       (1,777,000)


------------------------------------------------------------------------------------------------------------------------------------
                HOSPITAL SUPPLIES - (0.4)%

    (263,000)   Baxter International Inc.                                                                               (7,666,450)


------------------------------------------------------------------------------------------------------------------------------------
                HOTELS - (0.1)%

     (83,000)   Cendant Corporation                                                                                     (1,879,950)


------------------------------------------------------------------------------------------------------------------------------------
                INSURANCE - PROPERTY AND CASUALTY - (0.3)%

     (40,000)   Chubb Corporation                                                                                       (2,859,600)

     (65,300)   PMI Group Inc.                                                                                          (2,521,886)


------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - SPECIALTY - (0.1)%

     (80,520)   K2 Inc.                                                                                                 (1,446,944)


                                       40

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TELECOMMUNICATIONS - (0.5)%

  (1,500,000)   Lucent Technologies Inc.                                                                             $   (6,720,000)

    (386,700)   Sprint Corporation PCS Group                                                                             (3,143,871)
------------------------------------------------------------------------------------------------------------------------------------
                Total Common Stocks Sold Short (proceeds $60,091,699)                                                   (70,521,887)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Other Liabilities - 3.8%                                                               79,725,108
                --------------------------------------------------------------------------------------------------------------------
                FundPreferred Shares, at Liquidation Value - (45.1)%                                                   (965,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100.0%                                                      $2,141,489,588
                ====================================================================================================================

                     (1)    All percentages shown in the Portfolio of
                            Investments are based on net assets applicable to
                            Common shares unless otherwise noted.
                     (a)    Security is eligible for the Dividends Receivable
                            Deduction.
                 (CBTCS)    Corporate Backed Trust Certificates.
                 (CORTS)    Corporate Backed Trust Securities.
                 (LYONS)    Liquid Yield Option Notes.
                 (PCARS)    Public Credit and Repackaged Securities.
                 (PPLUS)    PreferredPlus Trust.
               (SATURNS)    Structured Asset Trust Unit Repackaging.

                                 See accompanying notes to financial statements.


                        Statement of
                             ASSETS AND LIABILITIES January 31, 2004 (Unaudited)
                                                                                                     PREFERRED AND    PREFERRED AND
                                                                                                       CONVERTIBLE      CONVERTIBLE
                                                                                                            INCOME         INCOME 2
                                                                                                             (JPC)            (JQC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $2,126,522,368 and $2,945,234,960, respectively)                 $2,278,686,485   $3,097,286,367
Deposits with brokers for securities sold short                                                         40,538,464       59,866,691
Interest rate swaps, at value                                                                              810,514          814,244
Receivables:
   Dividends                                                                                             4,150,860        5,323,523
   Interest                                                                                             11,834,578       19,056,012
   Investments sold                                                                                      6,920,833       13,748,828
Other assets                                                                                                37,595           35,021
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                   2,342,979,329    3,196,130,686
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Securities sold short, at value (proceeds $40,653,707 and $60,091,699, respectively)                    52,055,870       70,521,887
Cash overdraft                                                                                             749,641        1,504,008
Payable for investments purchased                                                                       11,810,432       15,579,971
Accrued expenses:
   Management fees                                                                                       1,027,025        1,365,121
   Other                                                                                                   428,606          517,323
Dividends payable:
   FundPreferred shares                                                                                     90,125          115,988
   Short sells                                                                                               8,083           36,800
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                 66,169,782       89,641,098
------------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                                             708,000,000      965,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                              $1,568,809,547   $2,141,489,588
====================================================================================================================================
Common shares outstanding                                                                              100,123,177      141,007,000
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                             $        15.67   $        15.19
====================================================================================================================================


NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                             $    1,001,232   $    1,410,070
Paid-in surplus                                                                                      1,416,988,005    1,997,029,771
Undistributed (Over-distribution of) net investment income                                                (838,141)      (2,940,635)
Accumulated net realized gain from investments                                                          10,010,370        3,477,632
Net unrealized appreciation of investments and interest rate swaps transactions                        141,648,081      142,512,750
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                              $1,568,809,547   $2,141,489,588
====================================================================================================================================
Authorized shares:
   Common                                                                                                Unlimited        Unlimited
   FundPreferred shares                                                                                  Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Six Months Ended January 31, 2004 (Unaudited)

                                                                                                     PREFERRED AND    PREFERRED AND
                                                                                                       CONVERTIBLE      CONVERTIBLE
                                                                                                            INCOME         INCOME 2
                                                                                                             (JPC)            (JQC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $26,831 and $50,456, respectively)                           $38,324,574     $ 41,383,659
Interest (net of foreign tax withheld of $10,573 and 12,444, respectively)                              33,435,397       48,008,682
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                 71,759,971       89,392,341
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                          9,433,282       12,362,055
Net interest expense on interest rate swap transactions                                                     75,613           77,287
Dividend expense on securities sold short                                                                  165,214          240,968
FundPreferred shares - auction fees                                                                        892,274        1,123,630
FundPreferred shares - dividend disbursing agent fees                                                       16,842           24,850
Shareholders' servicing agent fees and expenses                                                              5,156            6,570
Custodian's fees and expenses                                                                              236,051          331,871
Trustees' fees and expenses                                                                                 26,897           35,659
Professional fees                                                                                           67,986           74,334
Shareholders' reports - printing and mailing expenses                                                      176,290          212,678
Stock exchange listing fees                                                                                  3,219            4,538
Investor relations expense                                                                                 121,308          100,866
Other expenses                                                                                             116,381           54,310
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                                    11,336,513       14,649,616
   Custodian fee credit                                                                                     (8,096)         (29,835)
   Expense reimbursement                                                                                (3,521,947)      (4,693,660)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                             7,806,470        9,926,121
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   63,953,501       79,466,220
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                                                      10,730,093        6,216,895
Change in net unrealized appreciation (depreciation) of investments                                    149,532,668      211,691,344
Change in net unrealized appreciation (depreciation) of interest rate swap transactions                    886,127          891,531
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                                              161,148,888      218,799,770
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                                              (4,207,529)      (5,363,465)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                $220,894,860     $292,902,525
====================================================================================================================================


                                 See accompanying notes to financial statements.

                Statement of
                      CHANGES IN NET ASSETS (Unaudited)
                                                                        PREFERRED AND                        PREFERRED AND
                                                                   CONVERTIBLE INCOME (JPC)            CONVERTIBLE INCOME 2 (JQC)
                                                             -----------------------------------  ----------------------------------
                                                                                         FOR THE                            FOR THE
                                                                                  PERIOD 3/26/03                     PERIOD 6/25/03
                                                                                   (COMMENCEMENT                      (COMMENCEMENT
                                                              SIX MONTHS ENDED    OF OPERATIONS)  SIX MONTHS ENDED   OF OPERATIONS)
                                                                       1/31/04   THROUGH 7/31/03           1/31/04  THROUGH 7/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                           $   63,953,501    $   30,420,215    $   79,466,220   $    5,416,996
Net realized gain (loss) from investments                           10,730,093         6,249,317         6,216,895       (2,710,553)
Change in net unrealized appreciation (depreciation)
   of investments                                                  149,532,668        (8,770,714)      211,691,344      (70,070,126)
Change in net unrealized appreciation (depreciation)
   of interest rate swap transactions                                  886,127                --           891,531               --
Distributions to FundPreferred shareholders from net
   investment income                                                (4,207,529)       (1,781,038)       (5,363,465)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
    to Common shares from operations                               220,894,860        26,117,780       292,902,525      (67,363,683)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                         (60,349,679)      (30,157,634)      (82,489,096)              --
From accumulated net realized gains from investments                (5,685,017)               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                            (66,034,696)      (30,157,634)      (82,489,096)              --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                   (188,221)    1,430,942,591           176,684    2,017,885,896
   Net proceeds from shares issued to shareholders due to
   reinvestment of distributions                                     1,175,103           549,331                --               --
FundPreferred shares offering costs                                    (20,355)      (14,569,487)      (19,723,013)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from capital share transactions                       966,527     1,416,922,435       (19,546,329)   2,017,885,896
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares             155,826,691     1,412,882,581       190,867,100    1,950,522,213
Net assets applicable to Common shares at the beginning
   of period                                                     1,412,982,856           100,275     1,950,622,488          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period     $1,568,809,547    $1,412,982,856    $2,141,489,588   $1,950,622,488
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                         $     (838,141)   $     (234,434)   $   (2,940,635)  $    5,445,706
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Funds covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Preferred and Convertible Income Fund (JPC) and Nuveen Preferred and Convertible Income Fund 2 (JQC). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Prior to the commencement of operations of the Funds, each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide high current income by investing primarily in a portfolio of preferred securities, convertible securities, and related instruments. Each Fund may also invest in other debt instruments and common stocks acquired upon conversion of a convertible security.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities are generally provided by an independent pricing service approved by the Funds' Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available for fixed-income securities, the pricing service establishes fair market value using a wide range of market data including yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2004, there were no such outstanding purchase commitments in either of the Funds.

Investment Income

Dividend income and dividend expense on securities sold short are recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis (see Dividends and Distributions to Common Shareholders for REIT income recognition policy).

Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

Dividends from net investment income are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

The Funds make certain adjustments, at different points in time, to the character of both (a) the distributions received by the Funds from REITs, and
(b) dividends to Fund shareholders to the extent that such dividends are attributable to REIT distributions received by the Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Characterization of Receipts from REITs - Distributions from REITs are generally comprised of investment income, long-term and short-term capital gains, and/or a return of REIT capital. The actual character of the amounts received by a Fund from REITs during the period is not known until after the fiscal year-end of the Funds. For the six months ended January 31, 2004, each Fund applied percentage estimates (of whether the receipts represented investment income, long-term and short-term capital gains, or return of capital), based on historical experience, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of investment income so calculated. Each Fund will adjust that estimated breakdown of income type (and consequently its net investment income) as necessary in the subsequent calendar year when the REITs inform their shareholders of the actual breakdown of income type.

Characterization of Fund Distributions to Shareholders Derived from Distributions from REITs - During the six months ended January 31, 2004, each Fund treated each distribution to its shareholders, to the extent that such distribution was attributable to receipts from portfolio REITs, as being entirely from net investment income, because the character of such distributions made during the period is not known until after the fiscal year-end of the Funds. Each Fund recharacterizes those distributions as being from ordinary income, long-term and short-term capital gains, and return of capital, if necessary, in the subsequent calendar year, based upon the income type breakdown information conveyed at that time by the REITs whose securities are held in the Fund's portfolio. Consequently, the financial statements may reflect an over-distribution of net investment income that is at least partly attributable to the fact that, as of the date of the financial statements, some of the amounts received by the Funds from the portfolio REITs, but none of the dividends paid by the Funds to shareholders from the portfolio REITs during the period, were treated as something other than ordinary income.

Distributions to Common shareholders of net investment income and net realized capital gains, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

FundPreferred Shares

The Funds have issued and outstanding $25,000 stated value FundPreferred shares. Each Fund's FundPreferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                          PREFERRED    PREFERRED
                                                                AND          AND
                                                        CONVERTIBLE  CONVERTIBLE
                                                             INCOME     INCOME 2
                                                              (JPC)        (JQC)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                                   4,720        3,860
   Series M2                                                     --        3,860
   Series T                                                   4,720        3,860
   Series T2                                                     --        3,860
   Series W                                                   4,720        3,860
   Series W2                                                     --        3,860
   Series TH                                                  4,720        3,860
   Series TH2                                                    --        3,860
   Series F                                                   4,720        3,860
   Series F2                                                  4,720        3,860
--------------------------------------------------------------------------------
Total                                                        28,320       38,600
================================================================================

Preferred and Convertible Income (JPC) issued the FundPreferred shares listed above on May 16, 2003.

Preferred and Convertible Income 2 (JQC) issued the FundPreferred shares listed above on August 15, 2003.

Interest Rate Swap Transactions

The Funds are authorized to enter into hedging transactions, including interest rate swap transactions. The Funds use interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve each Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to the swap counterparty on interest rate swaps is limited to the net amount of interest payments that each Fund is to receive. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Funds help manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

At January 31, 2004, Preferred and Convertible Income (JPC) had open interest rate swap agreements as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$71,000,000                             1.9735%              1.0980%              1/22/06        $164,168
 71,000,000                             2.5670               1.1000               1/22/07         218,294
 71,000,000                             2.9935               1.0980               1/22/08         325,286
 71,000,000                             3.4060               1.1000               1/22/09         178,379
---------------------------------------------------------------------------------------------------------
                                                                                                 $886,127
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

At January 31, 2004, Preferred and Convertible Income 2 (JQC) had open interest rate swap agreements as follows:

                                                                                               UNREALIZED
NOTIONAL                                                                      TERMINATION    APPRECIATION
AMOUNT                               FIXED RATE       FLOATING RATE*                 DATE  (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
$97,000,000                             1.3605%              1.0980%              1/23/05        $ 56,310
 97,000,000                             2.0250               1.1000               1/23/06         129,116
 97,000,000                             3.0480               1.1000               1/23/08         246,212
 97,000,000                             3.3595               1.0980               1/23/09         459,893
---------------------------------------------------------------------------------------------------------
                                                                                                 $891,531
=========================================================================================================

*Based on LIBOR (London Interbank Offered Rate)

Short Sales

The Funds may make short sales of securities if, at all times when a short position is open, the Funds own at least an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and at least equal in amount to, the securities sold short.

The Funds will borrow the securities sold short from a broker-dealer through which the short sale is executed and the broker-dealer will deliver such securities, on behalf of the Funds, to the purchaser of such securities. Such broker-dealer will be entitled to retain the proceeds from the short sale until the Funds deliver to such broker-dealer the securities sold short. In addition, the Funds will be required to pay the broker-dealer the amount of any dividends or interest paid on securities sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Funds have instructed the custodian to segregate assets in an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Short sales may protect the Funds against the risk of losses in the value of their portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gain in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Funds own, either directly or indirectly, and, in the case where the Funds own convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Other Derivative Financial Instruments

The Funds may invest in options and futures contracts, credit derivative instruments, and currency exchange transactions for the purpose of hedging their portfolios. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2004.

Organization and Offering Costs

Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 per Fund) and pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Preferred and Convertible Income (JPC) and Preferred and Convertible Income 2 (JQC). Preferred and Convertible Income's (JPC) and Preferred and Convertible Income 2's (JQC) share of Common share offering costs ($1,745,630 and $1,762,420, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Preferred and Convertible Income (JPC) and Preferred and Convertible Income 2 (JQC) in connection with their offering of FundPreferred shares ($14,589,842 and $19,723,013, respectively) were recorded as a reduction to paid-in surplus.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and FundPreferred shares were as follows:

                                                   PREFERRED AND                  PREFERRED AND
                                             CONVERTIBLE INCOME (JPC)       CONVERTIBLE INCOME 2 (JQC)
                                           ----------------------------    ----------------------------
                                                                FOR THE                         FOR THE
                                                         PERIOD 3/26/03                  PERIOD 6/25/03
                                           SIX MONTHS     (COMMENCEMENT    SIX MONTHS     (COMMENCEMENT
                                                ENDED     OF OPERATIONS)        ENDED     OF OPERATIONS)
                                              1/31/04   THROUGH 7/31/03       1/31/04   THROUGH 7/31/03
-------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                     --       100,000,000            --       141,000,000
   Shares issued to
     shareholders due to
     reinvestment of
     distributions                             79,185            36,992            --                --
-------------------------------------------------------------------------------------------------------
                                               79,185       100,036,992            --       141,000,000
=======================================================================================================
FundPreferred shares sold                          --            28,320        38,600                --
=======================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales of investments and U.S. Government and agency obligations (including maturities and transactions in securities sold short but excluding short-term investments) during the six months ended January 31, 2004, were as follows:

                                                      PREFERRED        PREFERRED
                                                            AND              AND
                                                    CONVERTIBLE      CONVERTIBLE
                                                         INCOME         INCOME 2
                                                          (JPC)            (JQC)
--------------------------------------------------------------------------------
Purchases:
   Investment securities                           $327,340,591   $1,556,409,215
   U.S. Government and agency obligations             8,554,453      117,118,078
Sales and maturities:
   Investment securities                            347,203,286      377,625,421
   U.S. Government and agency obligations             8,682,109      261,270,883
================================================================================

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2004, the cost of investments were as follows:

                                                      PREFERRED        PREFERRED
                                                            AND              AND
                                                    CONVERTIBLE      CONVERTIBLE
                                                         INCOME         INCOME 2
                                                          (JPC)            (JQC)
--------------------------------------------------------------------------------
Cost of investments                              $2,087,082,428   $2,887,947,175
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2004, were as follows:

                                                      PREFERRED        PREFERRED
                                                            AND              AND
                                                    CONVERTIBLE      CONVERTIBLE
                                                         INCOME         INCOME 2
                                                          (JPC)            (JQC)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                    $161,324,436    $163,048,514
   Depreciation                                     (21,776,249)    (24,231,209)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments         $139,548,187    $138,817,305
================================================================================

The tax components of undistributed net ordinary income and net realized gains at July 31, 2003, the Funds' last fiscal year end, were as follows:

                                                          PREFERRED    PREFERRED
                                                                AND          AND
                                                        CONVERTIBLE  CONVERTIBLE
                                                             INCOME     INCOME 2
                                                              (JPC)        (JQC)
--------------------------------------------------------------------------------
Undistributed net ordinary income *                     $17,219,532   $5,712,249
Undistributed net long-term capital gains                        --           --
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal period ended July 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                         PREFERRED     PREFERRED
                                                               AND           AND
                                                       CONVERTIBLE   CONVERTIBLE
                                                            INCOME      INCOME 2
                                                             (JPC)         (JQC)
--------------------------------------------------------------------------------
Distributions from net ordinary income *               $21,811,614           $--
Distributions from net long-term capital gains                  --            --
================================================================================

*Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

Preferred and Convertible Income 2 (JQC) elected to defer net realized losses from investments incurred from November 1, 2002 through July 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Preferred and Convertible Income 2 (JQC) had $1,550,040 of post-October losses that are treated as having arisen on the first day of the following fiscal year.

Calculation of certain of the amounts presented above (namely, undistributed net ordinary income for tax purposes) involves the application of complex aspects of the Internal Revenue Code to certain securities held by the Funds. In calculating the amount of taxable income derived from these securities, management made assumptions as to the correct tax treatment of certain of those securities and made estimates about the tax characteristics of income received from those securities, based on information currently available to the Funds. The use of these assumptions and estimates will not affect the qualification of the Funds as regulated investment companies under Subchapter M of the Internal Revenue Code, nor is it expected that these assumptions and estimates will be used in computing taxable income for purposes of preparing the federal and state income and excise tax returns.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under each Fund's investment management agreement with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon each Fund's average daily managed assets. "Managed Assets" means the average daily net assets of each Fund including assets attributable to FundPreferred shares and the principal amount of borrowings, if any.

AVERAGE DAILY MANAGED ASSETS                                      MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                                .9000%
For the next $500 million                                                 .8750
For the next $500 million                                                 .8500
For the next $500 million                                                 .8250
For Managed Assets over $2 billion                                        .8000
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Spectrum Asset Management, Inc. ("Spectrum"), and Froley, Revy Investment Co., Inc. (Froley, Revy). Spectrum manages the portion of the Fund's investment portfolio allocated to preferred securities while Froley, Revy manages the portion of the investment portfolio allocated to convertible securities. Spectrum and Foley, Revy are compensated for their services to the Funds from the management fee paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds. The Adviser is responsible for the overall strategy and asset allocation decisions as well as managing the portion of the investment portfolio allocated to other debt securities.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first eight years of Preferred and Convertible Income's (JPC) operations, the Advisers have agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2003*                    .32%                        2008                   .32%
2004                     .32                         2009                   .24
2005                     .32                         2010                   .16
2006                     .32                         2011                   .08
2007                     .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Preferred and Convertible Income (JPC) for any portion of its fees and expenses beyond March 31, 2011.

For the first eight years of Preferred and Convertible Income 2's (JQC) operations, the Advisers have agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JUNE 30,                                         JUNE 30,
--------------------------------------------------------------------------------
2003*                    .32%                        2008                   .32%
2004                     .32                         2009                   .24
2005                     .32                         2010                   .16
2006                     .32                         2011                   .08
2007                     .32
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Preferred and Convertible Income 2 (JQC) for any portion of its fees and expenses beyond June 30, 2011.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their net investment income which were paid March 1, 2004, to shareholders of record on February 15, 2004:

                                                          PREFERRED    PREFERRED
                                                                AND          AND
                                                        CONVERTIBLE  CONVERTIBLE
                                                             INCOME     INCOME 2
                                                              (JPC)        (JQC)
--------------------------------------------------------------------------------
Dividend per share                                           $.1005       $.0975
================================================================================

                         Financial
                                 HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                               Less Distributions
                                  ----------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                  Net
                       Beginning                      Net      Investment         Capital           Investment     Capital
                          Common                Realized/       Income to        Gains to            Income to    Gains to
                           Share         Net   Unrealized   FundPreferred   FundPreferred               Common      Common
                       Net Asset  Investment   Investment          Share-          Share-               Share-      Share-
                           Value      Income   Gain (Loss)        holders+        holders+   Total     holders     holders    Total
====================================================================================================================================
PREFERRED AND CONVERTIBLE
INCOME (JPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                   $14.12        $.64        $1.61           $(.04)            $--    $2.21       $(.60)      $(.06)   $(.66)
2003(a)                    14.33         .30         (.02)           (.02)             --      .26        (.30)         --     (.30)

PREFERRED AND CONVERTIBLE
INCOME 2 (JQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                    13.83         .56         1.57            (.04)             --     2.09        (.59)         --     (.59)
2003(b)                    14.33         .04         (.53)             --              --     (.49)         --          --       --
====================================================================================================================================

                                                                              Total Returns
                                                                          -------------------
                                                                                      Based
                                    Offering                                             on
                                   Costs and       Ending                            Common
                               FundPreferred       Common                  Based      Share
                                       Share        Share       Ending        on        Net
                                Underwriting    Net Asset       Market    Market      Asset
                                   Discounts        Value        Value     Value**    Value**
=============================================================================================
PREFERRED AND CONVERTIBLE
INCOME (JPC)
---------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                                $  --       $15.67       $15.49     11.11%     15.96%
2003(a)                                 (.17)       14.12        14.57      (.89)       .58

PREFERRED AND CONVERTIBLE
INCOME 2 (JQC)
---------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                                 (.14)       15.19        14.89      5.56      14.34
2003(b)                                 (.01)       13.83        14.69     (2.07)     (3.49)
=============================================================================================

                                                                 Ratios/Supplemental Data
                              ---------------------------------------------------------------------------------------------
                                               Before Credit/Reimbursement     After Credit/Reimbursement***
                                             -------------------------------  -------------------------------
                                                              Ratio of Net                      Ratio of Net
                                               Ratio of         Investment         Ratio of      Investment
                                   Ending      Expenses          Income to         Expenses       Income to
                                      Net    to Average            Average       to Average         Average
                                   Assets    Net Assets         Net Assets       Net Assets      Net Assets
                               Applicable    Applicable         Applicable       Applicable      Applicable      Portfolio
                                to Common     to Common          to Common        to Common       to Common       Turnover
                              Shares (000)       Shares++           Shares++         Shares++        Shares++         Rate
===========================================================================================================================
PREFERRED AND CONVERTIBLE
INCOME (JPC)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                        $1,568,810          1.52%*             8.09%*           1.05%*          8.56%*           16%
2003(a)                         1,412,983          1.29*              5.67*             .87*           6.09*            21

PREFERRED AND CONVERTIBLE
INCOME 2 (JQC)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2004(c)                         2,141,490          1.43*              7.32*             .97*           7.78*            24
2003(b)                         1,950,622           .97*              2.86*             .65*           3.18*             5
===========================================================================================================================

                                 FundPreferred Shares at End of Period
                               ----------------------------------------
                                 Aggregate    Liquidation
                                    Amount     and Market         Asset
                               Outstanding          Value      Coverage
                                      (000)     Per Share     Per Share
=======================================================================
PREFERRED AND CONVERTIBLE
INCOME (JPC)
-----------------------------------------------------------------------
Year Ended 7/31:
2004(c)                           $708,000        $25,000       $80,396
2003(a)                            708,000         25,000        74,893

PREFERRED AND CONVERTIBLE
INCOME 2 (JQC)
-----------------------------------------------------------------------
Year Ended 7/31:
2004(c)                            965,000         25,000        80,479
2003(b)                                 --             --            --
=======================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to FundPreferred shareholders; income ratios reflect income earned on assets attributable to FundPreferred shares. Each Ratio of Expenses to Average Net Assets Applicable to Common Shares and each Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares includes the effect of the interest expense paid on interest rate swap transactions and the dividend expense on securities sold short as follows:

                                                             Ratio of
                                            Ratio of         Dividend
                                            Net Interest     Expense on
                                            Expense          Securities
                                            to Average       Sold Short to
                                            Net Assets       Average Net
                                            Applicable to    Assets Applicable
                                            Common Shares    to Common Shares
                                            -------------    -----------------
        PREFERRED AND CONVERTIBLE
        INCOME (JPC)
        2004(c)                                       .01%*               .02%*
        2003(a)                                        --                  --

        PREFERRED AND CONVERTIBLE
        INCOME 2 (JQC)
        2004(c)                                       .01*                .02*
        2003(b)                                        --                  --

(a) For the period March 26, 2003 (commencement of operations) through July 31, 2003.

(b) For the period June 25, 2003 (commencement of operations) through July 31, 2003.

(c)  For the six months ended January 31, 2004.


                                 See accompanying notes to financial statements.


                                  54-55 spread

Build Your Wealth
       AUTOMATICALLY

Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at
(800) 257-8787.

Fund
   INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

SUB-ADVISERS
Spectrum Asset
Management, Inc.
4 High Ridge Park
Stamford, CT 06905

Froley, Revy Investment Co., Inc.
10900 Wilshire Boulevard
Los Angeles, CA 90024

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended January 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-E-0104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes by which shareholders may recommend nominees to the registrant's Board of Trustees implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Preferred and Convertible Income Fund 2
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: April 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: April 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: April 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.